As Filed with the Securities and Exchange Commission on April 25, 2000
                                            File Nos. 33-79170,  811-8524
=========================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 11                                      [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 12                                                     [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     909 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

     NAME AND ADDRESS OF AGENT FOR SERVICE
          James Mumford, Secretary
          Equitable Life Insurance Company of Iowa
          909 Locust Street
          Des Moines, IA 50309


COPIES TO:
Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company       Stephen E. Roth, Esq.
1475 Dunwoody Drive                          Sutherland Asbill & Brennan LLP
West Chester, PA 19380-1478                  1275 Pennsylvania Avenue, N.W.
(610) 425-3516                               Washington, D.C. 20004-2404

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on April 28, 2000 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts

                                     PART A

                               EXPLANATORY NOTE

=============================================================================
This Registration Statement contains two Prospectuses for the Contract. The distribution system for each version of the Prospectus is different. One version (Version 1) of the Prospectus contains 27 portfolios. The other version (Version 2) of the Prospectus contains 3 portfolios which are also offered in Version 1 and 10 additional portfolios. These Prospectuses and any applicable Supplements will be filed with the Commission pursuant to Rule 497.

The Registrant undertakes to update this Explanatory Note each time a Post-Effective Amendment is filed.

=============================================================================

                                 PROSPECTUS

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

--------------------------------------------------------------------------------
                                   PROFILE OF
                                    PRIMELITE
                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                   MAY 1, 2000
     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The
     Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------
--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 13 mutual fund investment portfolios through our Separate Account A listed under
Item 4. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

PRIMELITE PROFILE                                        PROSPECTUS BEGINS AFTER
                                                          PAGE 7 OF THIS PROFILE

--------------------------------------------------------------------------------
                                 ANNUAL OPTIONS
--------------------------------------------------------------------------------
PLAN A. INTEREST
     Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
--------------------------------------------------------------------------------
PLAN B. FIXED PERIOD

               The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------
PLAN C. LIFE INCOME

               The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

                                       2                       PRIMELITE PROFILE

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 13 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

     THE GCG TRUST
        Total Return Series
        Research Series
        Mid-Cap Growth Series

     TRAVELERS SERIES FUND INC.
        Smith Barney Large Cap Value Portfolio
        Smith Barney International Equity Portfolio
        Smith Barney High Income Portfolio
        Smith Barney Money Market Portfolio

     GREENWICH STREET SERIES FUND
        Appreciation Portfolio

     SMITH BARNEY CONCERT ALLOCATION SERIES INC.
        Select High Growth Portfolio
        Select Growth Portfolio
        Select Balanced Portfolio
        Select Conservative Portfolio
        Select Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge............................        1.25%
     Asset-Based Administrative Charge..........................        0.15%
                                                                        -----
        Total...................................................        1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54% to 1.20% annually (see table below) of the portfolio's average daily net asset balance.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A -- Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

                                       3                       PRIMELITE PROFILE

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE           8%   7%   6%   5%   4%   3%   2%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.07% (based on an average contract value of $45,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999 for the GCG Trust and the Greenwich Street Series Fund; as of January 31, 2000 for the Concert Allocation Series Inc.; and as of October 31, 1999 for the Travelers Series Fund Inc. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

                                       4                       PRIMELITE PROFILE

-----------------------------------------------------------------------------------------------------
                                         TOTAL ANNUAL                             EXAMPLES:
                         TOTAL ANNUAL     INVESTMENT         TOTAL      TOTAL CHARGES AT THE END OF:
                           INSURANCE       PORTFOLIO        ANNUAL      -----------------------------
INVESTMENT PORTFOLIO        CHARGES         CHARGES         CHARGES        1 YEAR        10 YEARS
-----------------------------------------------------------------------------------------------------
THE GCG TRUST
Total Return                 1.47%            0.91%          2.38%         $104          $ 272
-----------------------------------------------------------------------------------------------------
Research                     1.47%            0.91%          2.38%         $104          $ 272
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth               1.47%            0.91%          2.38%         $104          $ 272

TRAVELERS SERIES
FUND INC.
-----------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value 1.47%            0.67%          2.14%         $102          $ 247
-----------------------------------------------------------------------------------------------------
Smith Barney International
  Equity                     1.47%            1.00%          2.47%         $105          $ 281
-----------------------------------------------------------------------------------------------------
Smith Barney High Income     1.47%            0.66%          2.13%         $102          $ 246
-----------------------------------------------------------------------------------------------------
Smith Barney Money Market    1.47%            0.54%          2.01%         $100          $ 234

GREENWICH STREET SERIES
FUND
-----------------------------------------------------------------------------------------------------
Appreciation                 1.47%            0.79%          2.26%         $103          $ 260
-----------------------------------------------------------------------------------------------------

SMITH BARNEY CONCERT
ALLOCATION SERIES INC.

Select High Growth           1.47%            1.20%          2.67%         $107          $ 300
-----------------------------------------------------------------------------------------------------
Select Growth                1.47%            1.13%          2.60%         $106          $ 293
-----------------------------------------------------------------------------------------------------
Select Balanced              1.47%            1.07%          2.54%         $106          $ 288
-----------------------------------------------------------------------------------------------------
Select Conservative          1.47%            1.07%          2.54%         $106          $ 288
-----------------------------------------------------------------------------------------------------
Select Income                1.47%            1.02%          2.49%         $105          $ 283
-----------------------------------------------------------------------------------------------------

The examples above reflect an 8% surrender charge for Year 1. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above earnings and the free withdrawal amount may be subject to a surrender charge. Income tax and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown.

                                       5                       PRIMELITE PROFILE

These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

-------------------------------------------------------------------------------------
                                                          FISCAL YEARS
INVESTMENT PORTFOLIO                         1999    1998     1997     1996     1995
-------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company***
  Mid-Cap Growth                            76.48%  21.02%   17.91%   18.72%   27.59%
  Research                                  22.42%  21.26%   18.37%   21.54%   34.63%
  Total Return                               1.86%   9.96%   19.10%   12.02%   22.74%
-------------------------------------------------------------------------------------
Managed by SSB Citi Fund Management LLC**
  Smith Barney Large Cap Value              -1.45%   8.22%   24.78%   17.98%      --
  Smith Barney International Equity         65.32%   4.95%    1.20%    15.05%     --
  Smith Barney High Income                   1.06%  -1.04%   12.19%   11.50%      --
  Smith Barney Money Market                  3.21%   3.52%    3.56%    3.38%      --
  Appreciation                              11.44%  17.41%   24.55%   12.38%      --
-------------------------------------------------------------------------------------
Managed by Travelers Investment Adviser, Inc.*
  Select High Growth                        25.00%  13.69%      --       --       --
  Select Growth                             14.42%  12.29%      --       --       --
  Select Balanced                            5.95%   7.93%      --       --       --
  Select Conservative                        2.58%   4.61%      --       --       --
  Select Income                             -0.86%   4.03%      --       --       --
----------------------

*    Year Ended January 31, 2000

** Year Ended October 31, 1999 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 1999 fiscal year end.

***  Year Ended December 31, 1999


9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center and the beneficiary's election regarding payment. If the beneficiary elects to delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

DEATH PROCEEDS
If the annuitant is AGE 67 OR YOUNGER at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 68 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

                                       6                       PRIMELITE PROFILE

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations--Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of

                                       7                       PRIMELITE PROFILE
     course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                       8                       PRIMELITE PROFILE

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

--------------------------------------------------------------------------------
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                   MAY 1, 2000
                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                                    PRIMELITE
--------------------------------------------------------------------------------

This prospectus describes an Individual Flexible Premium Deferred Variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 13 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

MASSACHUSETTS FINANCIAL SERVICES
    COMPANY
    Total Return Series
    Research Series
    Mid-Cap Growth Series

TRAVELERS INVESTMENT ADVISER, INC.
    Select High Growth Portfolio
    Select Growth Portfolio
    Select Balanced Portfolio
    Select Conservative Portfolio
    Select Income Portfolio

SSB CITI FUND MANAGEMENT LLC
    Smith Barney Large Cap Value Portfolio
    Smith Barney International Equity Portfolio
    Smith Barney High Income Portfolio
    Smith Barney Money Market Portfolio
    Appreciation Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts."

For Contracts sold in some states, not all subaccounts are available. The prospectuses of the GCG Trust, Travelers Series Fund, Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE

    Index of Special Terms..................................................   1
    Fees and Expenses.......................................................   2
    Performance Information.................................................   5
        Accumulation Unit...................................................   5
        Net Investment Factor...............................................   5
        Condensed Financial Information.....................................   5
        Financial Statements................................................   5
        Performance Information.............................................   5
    Equitable Insurance Company of Iowa.....................................   6
    The Trusts..............................................................   7
    Equitable Insurance Company of Iowa Separate Account A..................   7
    The Investment Portfolios...............................................   8
        Investment Objectives...............................................   8
        Investment Management Fees and Other Expenses.......................   9
    The Annuity Contract....................................................  10
        Contract Date and Contract Year ....................................  10
        Annuity Start Date..................................................  10
        Contract Owner......................................................  11
        Annuitant...........................................................  11
        Beneficiary.........................................................  11
        Purchase and Availability of the Contract...........................  11
        Crediting of Premium Payments.......................................  12

        Administrative Procedures...........................................  12

        Contract Value......................................................  12
        Cash Surrender Value................................................  13
        Surrendering to Receive the Cash Surrender Value....................  13

        The Subaccounts.....................................................  13

        Addition, Deletion or Substitution of Subaccounts and Other Changes.  13
        Other Important Provisions..........................................  14
    Withdrawals.............................................................  14
        Regular Withdrawals.................................................  14
        Systematic Withdrawals..............................................  14
        IRA Withdrawals.....................................................  15
        Texas Optional Retirement Program...................................  15
        Reduction or Elimination of the Withdrawal Charge...................  16
    Transfers Among Your Investments........................................  16
        Dollar Cost Averaging...............................................  16
        Automatic Rebalancing...............................................  17
    Death Benefit...........................................................  18
        Death Benefit During the Accumulation Phase.........................  18
            Death Proceeds..................................................  18
            Death of the Annuitant..........................................  19
            Death of Owner..................................................  19
            Trust Beneficiary...............................................  19
        Required Distribution upon Contract Owner's Death...................  19

--------------------------------------------------------------------------------
                      TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                            PAGE
    Charges and Fees........................................................  20
        Charges Deducted from the Contract Value............................  20
            Surrender Charge................................................  21
            Free Withdrawal Amount..........................................  21
            Surrender Charge for Excess Withdrawals.........................  21
            Premium Taxes...................................................  21
            Administrative Charge...........................................  21
            Transfer Charge.................................................  21
        Charges Deducted from the Subaccounts...............................  22
            Mortality and Expense Risk Charge...............................  22
            Asset-Based Administrative Charge...............................  22
        Trust Expenses......................................................  22
    The Annuity Options.....................................................  22
        Selecting the Annuity Start Date....................................  22
        Selecting a Payment Plan............................................  23
        Fixed Payment Plans.................................................  23
    Other Contract Provisions...............................................  24
        Reports to Contract Owners..........................................  24
        Suspension of Payments..............................................  24
        In Case of Errors in Your Application...............................  25
        Assigning the Contract as Collateral................................  25
        Contract Changes-Applicable Tax Law.................................  25
        Free Look...........................................................  25
        Group or Sponsored Arrangements.....................................  25
        Selling the Contract................................................  25
    Other Information.......................................................  26
        Voting Rights.......................................................  26
        State Regulation....................................................  26
        Legal Proceedings...................................................  26
        Legal Matters.......................................................  26
        Experts.............................................................  26
    Federal Tax Considerations..............................................  27
    Statement of Additional Information
        Table of Contents...................................................  30

    Appendix A
        Condensed Financial Information.....................................  A1
    Appendix B
        Surrender Charges for Excess Withdrawals Example....................  B1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                             PAGE
Accumulation Unit                                           5
Annuitant                                                  11
Annuity Options                                            22
Annuity Start Date                                         10
Cash Surrender Value                                       13
Contract Date                                              10
Contract Owner                                             11
Contract Value                                             12
Contract Year                                              10
Free Withdrawal Amount                                     21
Net Investment Factor                                       5
Death Benefit                                              18

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                         Withdrawal Charge
Automatic Rebalancing                    Automatic Portfolio Rebalancing
Systematic Withdrawals                   Automatic Withdrawals
Annuity Start Date                       Maturity Date
Premium Payment                          Purchase Payment
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
Business Day                             Valuation Date
Asset-Based Administrative Charge        Administrative Charge
Contract Date                            Issue Date
Contract Year                            Contract Anniversary Date
Accumulation Phase                       Accumulation Period
Annuity Options                          Payment Plans
Cash Surrender Value                     Contract Withdrawal Value

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED       0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

      SURRENDER CHARGE            8%   7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER CHARGE

     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge..........................................   $30

SEPARATE ACCOUNT ANNUAL CHARGES*

     Mortality and Expense Risk Charge........................       1.25%
     Asset-Based Administrative Charge........................       0.15%
                                                                     -----
     Total Separate Account Charges...........................       1.40%
     *  As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                MANAGEMENT           OTHER             TOTAL
PORTFOLIO                         FEE(1)           EXPENSES(2)       EXPENSES(3)
--------------------------------------------------------------------------------
Total Return                       0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Research                           0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Mid-Cap Growth                     0.91%              0.00%             0.91%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                     MANAGEMENT         OTHER            TOTAL
PORTFOLIO                               FEE           EXPENSES(1)       EXPENSES
--------------------------------------------------------------------------------
Smith Barney Large Cap Value            0.65%            0.02%            0.67%
--------------------------------------------------------------------------------
Smith Barney International Equity       0.90%            0.10%            1.00%
--------------------------------------------------------------------------------
Smith Barney High Income                0.60%            0.06%            0.66%
--------------------------------------------------------------------------------
Smith Barney Money Market               0.50%            0.04%            0.54%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 1999.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT         OTHER             TOTAL
PORTFOLIO                             FEE           EXPENSES(1)        EXPENSES
--------------------------------------------------------------------------------
Appreciation                         0.55%             0.24%             0.79%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 1999.

SMITH BARNEY CONCERT ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                      MANAGEMENT         OTHER            TOTAL
PORTFOLIO                                FEE           EXPENSES(1)      EXPENSES
--------------------------------------------------------------------------------
Smith Barney Select High Growth         0.35%            0.85%            1.20%
--------------------------------------------------------------------------------
Smith Barney Select Growth              0.35%            0.78%            1.13%
--------------------------------------------------------------------------------
Smith Barney Select Balanced            0.35%            0.72%            1.07%
--------------------------------------------------------------------------------
Smith Barney Select Conservative        0.35%            0.72%            1.07%
--------------------------------------------------------------------------------
Smith Barney Select Income              0.35%            0.67%            1.02%
--------------------------------------------------------------------------------

     (1) Other expenses are based on a weighted average of the expense ratios of the underlying funds in which a particular portfolio was invested on January 31, 2000. The expense ratios for the underlying funds are based on actual expense for each fund's Class Y shares as of the end of such fund's most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect expenses of Account A as well as the expenses of the investment portfolios. See the prospectuses of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

If you surrender your contract at the end of the applicable time period, or if you choose Payment Plan A - Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
     Total Return....................   $104            $ 128            $ 163           $ 272
     Research........................   $104            $ 128            $ 163           $ 272
     Mid-Cap Growth..................   $104            $ 128            $ 163           $ 272

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value....   $102            $ 121            $ 151           $ 247
     Smith Barney International Equity  $105            $ 131            $ 168           $ 281
     Smith Barney High Income........   $102            $ 121            $ 150           $ 246
     Smith Barney Money Market.......   $100            $ 117            $ 144           $ 234

     GREENWICH STREET SERIES FUND
     Appreciation....................   $103            $ 125            $ 157           $ 260

     SMITH BARNEY CONCERT
     ALLOCATION SERIES INC.
     Select High Growth..............   $107            $ 137            $ 177           $ 300
     Select Growth...................   $106            $ 135            $ 174           $ 293
     Select Balanced.................   $106            $ 133            $ 171           $ 288
     Select Conservative.............   $106            $ 133            $ 171           $ 288
     Select Income...................   $105            $ 132            $ 169           $ 283

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
     Total Return....................   $ 24            $  68            $ 123           $ 272
     Research........................   $ 24            $  68            $ 123           $ 272
     Mid-Cap Growth..................   $ 24            $  68            $ 123           $ 272

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value....   $ 22            $  61            $ 111           $ 247
     Smith Barney International Equity  $ 25            $  71            $ 128           $ 281
     Smith Barney High Income........   $ 22            $  61            $ 110           $ 246
     Smith Barney Money Market.......   $ 20            $  57            $ 104           $ 234

     GREENWICH STREET SERIES FUND
     Appreciation....................   $ 23            $  65            $ 117           $ 260

     SMITH BARNEY CONCERT
     ALLOCATION SERIES INC.
     Select High Growth..............   $ 27            $  77            $ 137           $ 300
     Select Growth...................   $ 26            $  75            $ 134           $ 293
     Select Balanced.................   $ 26            $  73            $ 131           $ 288
     Select Conservative.............   $ 26            $  73            $ 131           $ 288
     Select Income...................   $ 25            $  72            $ 129           $ 283

The examples above reflect the annual administrative charge as an annual charge of 0.07% of assets (based on an average contract value of $45,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccount are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Account A for the year ended December 31, 1999 and Equitable Life for the years ended December 31, 1999, 1998 and 1997 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Smith Barney Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Account A has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Smith Barney Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Smith Barney Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company, Directed Services, Inc., the investment manager of the GCG Trust, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust. Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309.

Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA 19380. All correspondence regarding this contract should be mailed to our administrative address.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity contracts offered by Equitable and other insurance companies and variable life insurance policies offered by other insurance companies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. are also mutual funds whose shares are available to Account A which funds variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The principal address of Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, and Greenwich Street Series Fund, the Boards of Directors of Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc., and the management of Directed Services, Inc., and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Account A but such assets are kept separate from our other accounts.

Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account A. If the assets in Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account A but are not discussed in this prospectus. Account A may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Total Return            Seeks  above-average  income  (compared  to a  portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital.

                        Invests  primarily in a combination  of equity and fixed
                        income securities.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests   primarily  in  common   stocks  or  securities
                        convertible into common stocks of companies  believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
TRAVELERS SERIES FUND, INC.
Smith Barney Large
   Cap Value            Seeks current income and long-term growth of income and
                        capital.

                        Invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the time of investment.
                        --------------------------------------------------------
Smith Barney
   International Equity Seeks total return on its assets from growth of capital and income.

                        Invests primarily in a diversified portfolio of equity securities of established non-U.S. issuers.
                        --------------------------------------------------------
Smith Barney High
   Income Seeks high current income. Secondary objective: capital appreciation.

                        Invests in high-yielding corporate debt obligations and preferred stock of foreign issuers. In addition, the portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than U.S. dollars.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Smith Barney Money
   Market               Seeks maximum current income and preservation of
                        capital.

                        Invests in bank obligations and high quality commercial
                        paper, corporate obligations and municipal obligations
                        in addition to U.S. government securities and related
                        repurchase agreements.
                        --------------------------------------------------------
GREENWICH STREET SERIES FUND
Appreciation            Seeks long-term appreciation of capital.

                        The fund invests primarily in equity securities of U.S.
                        companies. The fund typically invests in medium and
                        large capitalization companies but may also invest in
                        small capitalization companies. Equity securities
                        include exchange traded and over-the-counter common
                        stocks and preferred stocks, debt convertible into
                        equity securities, and warrants and rights relating to
                        equity securities.
                        --------------------------------------------------------
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth      Seeks capital appreciation.

                        Invests a large portion of its assets in aggressive
                        equity mutual funds that focus on smaller, more
                        speculative companies as well as mid-sized (or larger)
                        companies with the potential for rapid growth. A
                        significant portion of the portfolio may be invested in
                        international or emerging markets funds in order to
                        achieve a greater level of diversification.
                        --------------------------------------------------------
Select Growth           Seeks long-term growth of capital.

                        Invests primarily in mutual funds that focus on
                        large-capitalization equity securities, to provide
                        growth. The portfolio also invests in small- and
                        middle-capitalization equity securities and
                        international securities. In addition, a significant
                        portion of the portfolio is also allocated to funds that
                        invest in fixed income securities to help reduce
                        volatility.
                        --------------------------------------------------------
Select Balanced         Seeks long-term growth of capital and income, placing
                        equal emphasis on current income and capital appreciation.

                        The portfolio divides its assets roughly between equity
                        and fixed-income mutual funds. The equity funds are
                        primarily large-capitalization, dividend-paying stock
                        funds. The fixed-income portion of the portfolio is
                        mainly invested in funds that invest in U.S. government
                        and agency securities, as well as mortgage-backed
                        securities.
                        --------------------------------------------------------
Select Conservative     Seeks income, and secondarily, long-term capital growth.

                        The portfolio consists primarily of taxable fixed income
                        funds, with a significant portion invested in equity
                        funds that invest primarily in large-capitalization U.S.
                        stocks.
                        --------------------------------------------------------
Select Income           Seeks high current income.

                        The portfolio allocates most of its assets to taxable fixed-income funds designed to generate a high level of income consistent with safety and relative stability of principal. A small portion of the portfolio is invested in equity funds that primarily invest in large-capitalization U.S. stocks.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.

SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. and the Greenwich Street Series Fund. The Travelers Series Fund Inc. and the Greenwich Street Series Fund each pay SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Travelers Investment Advisers, Inc. ("Travelers") serves as the investment advisor for the Smith Barney Concert Allocation Series Inc. Smith Barney Concert Allocation Series Inc. pays a monthly advisory fee to Travelers based on the average daily net assets of the investment portfolios.

Directed Services, SSB Citi and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios. Directed Services, SSB Citi and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this prospectus.

Equitable Life may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services we provide and other cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

You can find more detailed information about each portfolio's management fees in the prospectuses for each Trust. You should read these prospectuses before investing.

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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. in which the subaccounts funded by Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will allocate your premium payments within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions.
For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Account A as elected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount.

On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Smith Barney Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any Annual Contract Administration Charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Smith Barney Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 13 subaccounts of Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Concert Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account A under the 1940 Act; (ii) operate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account A; and (v) combine Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of Accumulation Units for each applicable subaccount of the Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Smith Barney Money Market subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. You must keep $100 in the subaccount or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses, are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any Contract Year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the Contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under Federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 67 THROUGH 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's Spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT
     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

DEATH OF OWNER
     (1) If any owner of this Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, this Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.


SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE           8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payment made after the first withdrawal in the Contract year (but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the Contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above.
The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the Transfer Charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date.

The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the Contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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                             ANNUITY PAYMENT PLANS
--------------------------------------------------------------------------------
PLAN A. INTEREST
     Option 1 The Contract value less any applicable taxes not previously deducted may be left on deposit with us for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. We do not allow a monthly payment if the Contract value applied under this option is less than $100,000. The proceeds may not be withdrawn until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.
--------------------------------------------------------------------------------
PLAN B. FIXED PERIOD
               The Contract value less any applicable taxes not previously deducted will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five
               (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------
PLAN C. LIFE INCOME
               The Contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------

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                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Smith Barney Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
Directed Services, Inc. ("Directed Services") is the principal underwriter and distributor of the Contract issued through Account A. The principal address of DSI is 1475 Dunwoody Drive, West Chester, PA 19380. Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. The selling broker-dealer whose registered representative sold the contract receives a maximum of 7.75% commission.

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7.75% of total premium payments).

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                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, Executive Vice President, General Counsel and Secretary of Equitable Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Equitable Life and Account A appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Further, the IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Company.............................................................      1
     Experts.............................................................      1
     Legal Opinions......................................................      1
     Distributor.........................................................      1
     Yield Calculations for the Money Market Subaccounts.................      1
     Performance Information.............................................      2
     Annuity Provisions..................................................      5
     Financial Statements................................................      5


--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

106966   5/00

                       This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

MID-CAP GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $39.59             5,971,804     $   236,452
 1998         22.43             5,924,179         132,856
 1997         18.52             4,824,991          89,357
 1996         15.70             2,602,724          40,853
 1995         13.21               759,597          10,037
 1994         10.35                63,781             660
 10/7/94      10.00                    --              --
-----------------------------------------------------------

RESEARCH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $28.04            13,175,523     $   369,426
 1998         22.89            14,188,466         324,775
 1997         18.87            10,840,733         204,520
 1996         15.93             4,845,240          77,175
 1995         13.10             1,255,752          16,447
 1994          9.72                69,177             672
 10/7/94      10.00                    --              --
-----------------------------------------------------------

TOTAL RETURN

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $18.06            11,904,760     $   214,998
 1998         17.72            12,496,442         221,408
 1997         16.10             9,244,077         148,852
 1996         13.51             4,354,338          58,835
 1995         12.05             1,312,565          15,822
 1994          9.81                33,106             325
 10/7/94      10.00                    --              --
-----------------------------------------------------------

                                       A1

SMITH BARNEY LARGE CAP VALUE

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  18.98            5,498,197      $  104,328
 1998          19.24            6,212,287         119,526
 1997          17.77            4,211,810          74,830
 1996          14.23            1,579,649          22,471
 1995          12.05              295,134           3,555
 4/5/95        10.00                   --              --
-----------------------------------------------------------

SMITH BARNEY INTERNATIONAL EQUITY

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  23.61            1,887,697      $   44,572
 1998          14.28            2,094,601          29,904
 1997          13.59            1,734,132          23,573
 1996          13.42              804,975          10,805
 1995          11.56              154,388           1,785
 3/27/95       10.00                   --              --
-----------------------------------------------------------

SMITH BARNEY HIGH INCOME

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999         $13.74            1,532,714      $   21,057
 1998          13.58            1,927,035          26,177
 1997          13.72            1,544,897          21,190
 1996          12.22              670,736           8,195
 1995          10.94               72,283             791
 4/28/95       10.00                   --              --
-----------------------------------------------------------

SMITH BARNEY MONEY MARKET

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.74            1,482,594      $   17,406
 1998          11.37              770,258           8,755
 1997          10.97            1,142,815          12,539
 1996          10.59              348,906           3,694
 1995          10.23              125,048           1,280
 5/24/95       10.00                   --              --
-----------------------------------------------------------

                                       A2

APPRECIATION

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  18.36            5,018,540      $   92,147
 1998          16.47            4,865,715          80,117
 1997          14.01            2,177,729          30,521
 1996          11.24              497,034           5,586
 3/25/96       10.00                   --              --
-----------------------------------------------------------

SELECT HIGH GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  15.47            3,133,145      $   48,465
 1998          12.33            3,352,071          41,316
 1997          10.87            1,866,333          20,288
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  14.21            5,002,402      $   71,104
 1998          12.29            5,366,983          65,955
 1997          11.05            2,767,613          30,577
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT BALANCED

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  12.66            4,619,781      $   58,498
 1998          11.79            5,194,870          61,265
 1997          11.06            2,668,341          29,507
 2/5/97        10.00                   --              --
-----------------------------------------------------------

                                       A3

SELECT CONSERVATIVE

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.89            1,212,873      $   14,426
 1998          11.52            1,417,361          16,327
 1997          11.07              671,234           7,429
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT INCOME

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.39              518,879      $    5,911
 1998          11.45              644,938           7,387
 1997          11.03              250,841           2,766
 2/5/97        10.00                   --              --
-----------------------------------------------------------

                                       A4

                                   APPENDIX B

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x
 .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                                       B1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

106966   5/00

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

--------------------------------------------------------------------------------
                                   PROFILE OF
                                    PRIMELITE
                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                   MAY 1, 2000
     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The
     Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------
--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 13 mutual fund investment portfolios through our Separate Account A listed under
Item 4. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

PRIMELITE PROFILE                                        PROSPECTUS BEGINS AFTER
                                                          PAGE 7 OF THIS PROFILE

--------------------------------------------------------------------------------
                                 ANNUAL OPTIONS
--------------------------------------------------------------------------------
PLAN A. INTEREST
     Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
--------------------------------------------------------------------------------
PLAN B. FIXED PERIOD

               The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------
PLAN C. LIFE INCOME

               The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

                                       2                       PRIMELITE PROFILE

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 13 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

     THE GCG TRUST
        Total Return Series
        Research Series
        Mid-Cap Growth Series

     TRAVELERS SERIES FUND INC.
        Smith Barney Large Cap Value Portfolio
        Smith Barney International Equity Portfolio
        Smith Barney High Income Portfolio
        Smith Barney Money Market Portfolio

     GREENWICH STREET SERIES FUND
        Appreciation Portfolio

     SMITH BARNEY CONCERT ALLOCATION SERIES INC.
        Select High Growth Portfolio
        Select Growth Portfolio
        Select Balanced Portfolio
        Select Conservative Portfolio
        Select Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge............................        1.25%
     Asset-Based Administrative Charge..........................        0.15%
                                                                        -----
        Total...................................................        1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54% to 1.20% annually (see table below) of the portfolio's average daily net asset balance.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A -- Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

                                       3                       PRIMELITE PROFILE

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE           8%   7%   6%   5%   4%   3%   2%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.07% (based on an average contract value of $45,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999 for the GCG Trust and the Greenwich Street Series Fund; as of January 31, 2000 for the Concert Allocation Series Inc.; and as of October 31, 1999 for the Travelers Series Fund Inc. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

                                       4                       PRIMELITE PROFILE

-----------------------------------------------------------------------------------------------------
                                         TOTAL ANNUAL                             EXAMPLES:
                         TOTAL ANNUAL     INVESTMENT         TOTAL      TOTAL CHARGES AT THE END OF:
                           INSURANCE       PORTFOLIO        ANNUAL      -----------------------------
INVESTMENT PORTFOLIO        CHARGES         CHARGES         CHARGES        1 YEAR        10 YEARS
-----------------------------------------------------------------------------------------------------
THE GCG TRUST
Total Return                 1.47%            0.91%          2.38%         $104          $ 272
-----------------------------------------------------------------------------------------------------
Research                     1.47%            0.91%          2.38%         $104          $ 272
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth               1.47%            0.91%          2.38%         $104          $ 272

TRAVELERS SERIES
FUND INC.
-----------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value 1.47%            0.67%          2.14%         $102          $ 247
-----------------------------------------------------------------------------------------------------
Smith Barney International
  Equity                     1.47%            1.00%          2.47%         $105          $ 281
-----------------------------------------------------------------------------------------------------
Smith Barney High Income     1.47%            0.66%          2.13%         $102          $ 246
-----------------------------------------------------------------------------------------------------
Smith Barney Money Market    1.47%            0.54%          2.01%         $100          $ 234

GREENWICH STREET SERIES
FUND
-----------------------------------------------------------------------------------------------------
Appreciation                 1.47%            0.79%          2.26%         $103          $ 260
-----------------------------------------------------------------------------------------------------

SMITH BARNEY CONCERT
ALLOCATION SERIES INC.

Select High Growth           1.47%            1.20%          2.67%         $107          $ 300
-----------------------------------------------------------------------------------------------------
Select Growth                1.47%            1.13%          2.60%         $106          $ 293
-----------------------------------------------------------------------------------------------------
Select Balanced              1.47%            1.07%          2.54%         $106          $ 288
-----------------------------------------------------------------------------------------------------
Select Conservative          1.47%            1.07%          2.54%         $106          $ 288
-----------------------------------------------------------------------------------------------------
Select Income                1.47%            1.02%          2.49%         $105          $ 283
-----------------------------------------------------------------------------------------------------

The examples above reflect an 8% surrender charge for Year 1. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above earnings and the free withdrawal amount may be subject to a surrender charge. Income tax and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown.

                                       5                       PRIMELITE PROFILE

These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

-------------------------------------------------------------------------------------
                                                          FISCAL YEARS
INVESTMENT PORTFOLIO                         1999    1998     1997     1996     1995
-------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company***
  Mid-Cap Growth                            76.48%  21.02%   17.91%   18.72%   27.59%
  Research                                  22.42%  21.26%   18.37%   21.54%   34.63%
  Total Return                               1.86%   9.96%   19.10%   12.02%   22.74%
-------------------------------------------------------------------------------------
Managed by SSB Citi Fund Management LLC**
  Smith Barney Large Cap Value              -1.45%   8.22%   24.78%   17.98%      --
  Smith Barney International Equity         65.32%   4.95%    1.20%    15.05%     --
  Smith Barney High Income                   1.06%  -1.04%   12.19%   11.50%      --
  Smith Barney Money Market                  3.21%   3.52%    3.56%    3.38%      --
  Appreciation                              11.44%  17.41%   24.55%   12.38%      --
-------------------------------------------------------------------------------------
Managed by Travelers Investment Adviser, Inc.*
  Select High Growth                        25.00%  13.69%      --       --       --
  Select Growth                             14.42%  12.29%      --       --       --
  Select Balanced                            5.95%   7.93%      --       --       --
  Select Conservative                        2.58%   4.61%      --       --       --
  Select Income                             -0.86%   4.03%      --       --       --
----------------------

*    Year Ended January 31, 2000

** Year Ended October 31, 1999 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 1999 fiscal year end.

***  Year Ended December 31, 1999


9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center and the beneficiary's election regarding payment. If the beneficiary elects to delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

DEATH PROCEEDS
If the annuitant is AGE 67 OR YOUNGER at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 68 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

                                       6                       PRIMELITE PROFILE

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations--Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of

                                       7                       PRIMELITE PROFILE
     course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                       8                       PRIMELITE PROFILE

                       This page intentionally left blank.

--------------------------------------------------------------------------------
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                   MAY 1, 2000
                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                                    PRIMELITE
--------------------------------------------------------------------------------

This prospectus describes an Individual Flexible Premium Deferred Variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 13 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

MASSACHUSETTS FINANCIAL SERVICES
    COMPANY
    Total Return Series
    Research Series
    Mid-Cap Growth Series

TRAVELERS INVESTMENT ADVISER, INC.
    Select High Growth Portfolio
    Select Growth Portfolio
    Select Balanced Portfolio
    Select Conservative Portfolio
    Select Income Portfolio

SSB CITI FUND MANAGEMENT LLC
    Smith Barney Large Cap Value Portfolio
    Smith Barney International Equity Portfolio
    Smith Barney High Income Portfolio
    Smith Barney Money Market Portfolio
    Appreciation Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts."

For Contracts sold in some states, not all subaccounts are available. The prospectuses of the GCG Trust, Travelers Series Fund, Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE

    Index of Special Terms..................................................   1
    Fees and Expenses.......................................................   2
    Performance Information.................................................   5
        Accumulation Unit...................................................   5
        Net Investment Factor...............................................   5
        Condensed Financial Information.....................................   5
        Financial Statements................................................   5
        Performance Information.............................................   5
    Equitable Insurance Company of Iowa.....................................   6
    The Trusts..............................................................   7
    Equitable Insurance Company of Iowa Separate Account A..................   7
    The Investment Portfolios...............................................   8
        Investment Objectives...............................................   8
        Investment Management Fees and Other Expenses.......................   9
    The Annuity Contract....................................................  10
        Contract Date and Contract Year ....................................  10
        Annuity Start Date..................................................  10
        Contract Owner......................................................  11
        Annuitant...........................................................  11
        Beneficiary.........................................................  11
        Purchase and Availability of the Contract...........................  11
        Crediting of Premium Payments.......................................  12

        Administrative Procedures...........................................  12

        Contract Value......................................................  12
        Cash Surrender Value................................................  13
        Surrendering to Receive the Cash Surrender Value....................  13

        The Subaccounts.....................................................  13

        Addition, Deletion or Substitution of Subaccounts and Other Changes.  13
        Other Important Provisions..........................................  14
    Withdrawals.............................................................  14
        Regular Withdrawals.................................................  14
        Systematic Withdrawals..............................................  14
        IRA Withdrawals.....................................................  15
        Texas Optional Retirement Program...................................  15
        Reduction or Elimination of the Withdrawal Charge...................  16
    Transfers Among Your Investments........................................  16
        Dollar Cost Averaging...............................................  16
        Automatic Rebalancing...............................................  17
    Death Benefit...........................................................  18
        Death Benefit During the Accumulation Phase.........................  18
            Death Proceeds..................................................  18
            Death of the Annuitant..........................................  19
            Death of Owner..................................................  19
            Trust Beneficiary...............................................  19
        Required Distribution upon Contract Owner's Death...................  19

--------------------------------------------------------------------------------
                      TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                            PAGE
    Charges and Fees........................................................  20
        Charges Deducted from the Contract Value............................  20
            Surrender Charge................................................  21
            Free Withdrawal Amount..........................................  21
            Surrender Charge for Excess Withdrawals.........................  21
            Premium Taxes...................................................  21
            Administrative Charge...........................................  21
            Transfer Charge.................................................  21
        Charges Deducted from the Subaccounts...............................  22
            Mortality and Expense Risk Charge...............................  22
            Asset-Based Administrative Charge...............................  22
        Trust Expenses......................................................  22
    The Annuity Options.....................................................  22
        Selecting the Annuity Start Date....................................  22
        Selecting a Payment Plan............................................  23
        Fixed Payment Plans.................................................  23
    Other Contract Provisions...............................................  24
        Reports to Contract Owners..........................................  24
        Suspension of Payments..............................................  24
        In Case of Errors in Your Application...............................  25
        Assigning the Contract as Collateral................................  25
        Contract Changes-Applicable Tax Law.................................  25
        Free Look...........................................................  25
        Group or Sponsored Arrangements.....................................  25
        Selling the Contract................................................  25
    Other Information.......................................................  26
        Voting Rights.......................................................  26
        State Regulation....................................................  26
        Legal Proceedings...................................................  26
        Legal Matters.......................................................  26
        Experts.............................................................  26
    Federal Tax Considerations..............................................  27
    Statement of Additional Information
        Table of Contents...................................................  30

    Appendix A
        Condensed Financial Information.....................................  A1
    Appendix B
        Surrender Charges for Excess Withdrawals Example....................  B1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                             PAGE
Accumulation Unit                                           5
Annuitant                                                  11
Annuity Options                                            22
Annuity Start Date                                         10
Cash Surrender Value                                       13
Contract Date                                              10
Contract Owner                                             11
Contract Value                                             12
Contract Year                                              10
Free Withdrawal Amount                                     21
Net Investment Factor                                       5
Death Benefit                                              18

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                         Withdrawal Charge
Automatic Rebalancing                    Automatic Portfolio Rebalancing
Systematic Withdrawals                   Automatic Withdrawals
Annuity Start Date                       Maturity Date
Premium Payment                          Purchase Payment
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
Business Day                             Valuation Date
Asset-Based Administrative Charge        Administrative Charge
Contract Date                            Issue Date
Contract Year                            Contract Anniversary Date
Accumulation Phase                       Accumulation Period
Annuity Options                          Payment Plans
Cash Surrender Value                     Contract Withdrawal Value

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED       0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

      SURRENDER CHARGE            8%   7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER CHARGE

     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge..........................................   $30

SEPARATE ACCOUNT ANNUAL CHARGES*

     Mortality and Expense Risk Charge........................       1.25%
     Asset-Based Administrative Charge........................       0.15%
                                                                     -----
     Total Separate Account Charges...........................       1.40%
     *  As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                MANAGEMENT           OTHER             TOTAL
PORTFOLIO                         FEE(1)           EXPENSES(2)       EXPENSES(3)
--------------------------------------------------------------------------------
Total Return                       0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Research                           0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Mid-Cap Growth                     0.91%              0.00%             0.91%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                     MANAGEMENT         OTHER            TOTAL
PORTFOLIO                               FEE           EXPENSES(1)       EXPENSES
--------------------------------------------------------------------------------
Smith Barney Large Cap Value            0.65%            0.02%            0.67%
--------------------------------------------------------------------------------
Smith Barney International Equity       0.90%            0.10%            1.00%
--------------------------------------------------------------------------------
Smith Barney High Income                0.60%            0.06%            0.66%
--------------------------------------------------------------------------------
Smith Barney Money Market               0.50%            0.04%            0.54%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 1999.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT         OTHER             TOTAL
PORTFOLIO                             FEE           EXPENSES(1)        EXPENSES
--------------------------------------------------------------------------------
Appreciation                         0.55%             0.24%             0.79%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 1999.

SMITH BARNEY CONCERT ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                      MANAGEMENT         OTHER            TOTAL
PORTFOLIO                                FEE           EXPENSES(1)      EXPENSES
--------------------------------------------------------------------------------
Smith Barney Select High Growth         0.35%            0.85%            1.20%
--------------------------------------------------------------------------------
Smith Barney Select Growth              0.35%            0.78%            1.13%
--------------------------------------------------------------------------------
Smith Barney Select Balanced            0.35%            0.72%            1.07%
--------------------------------------------------------------------------------
Smith Barney Select Conservative        0.35%            0.72%            1.07%
--------------------------------------------------------------------------------
Smith Barney Select Income              0.35%            0.67%            1.02%
--------------------------------------------------------------------------------

     (1) Other expenses are based on a weighted average of the expense ratios of the underlying funds in which a particular portfolio was invested on January 31, 2000. The expense ratios for the underlying funds are based on actual expense for each fund's Class Y shares as of the end of such fund's most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect expenses of Account A as well as the expenses of the investment portfolios. See the prospectuses of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

If you surrender your contract at the end of the applicable time period, or if you choose Payment Plan A - Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
     Total Return....................   $104            $ 128            $ 163           $ 272
     Research........................   $104            $ 128            $ 163           $ 272
     Mid-Cap Growth..................   $104            $ 128            $ 163           $ 272

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value....   $102            $ 121            $ 151           $ 247
     Smith Barney International Equity  $105            $ 131            $ 168           $ 281
     Smith Barney High Income........   $102            $ 121            $ 150           $ 246
     Smith Barney Money Market.......   $100            $ 117            $ 144           $ 234

     GREENWICH STREET SERIES FUND
     Appreciation....................   $103            $ 125            $ 157           $ 260

     SMITH BARNEY CONCERT
     ALLOCATION SERIES INC.
     Select High Growth..............   $107            $ 137            $ 177           $ 300
     Select Growth...................   $106            $ 135            $ 174           $ 293
     Select Balanced.................   $106            $ 133            $ 171           $ 288
     Select Conservative.............   $106            $ 133            $ 171           $ 288
     Select Income...................   $105            $ 132            $ 169           $ 283

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
     Total Return....................   $ 24            $  68            $ 123           $ 272
     Research........................   $ 24            $  68            $ 123           $ 272
     Mid-Cap Growth..................   $ 24            $  68            $ 123           $ 272

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value....   $ 22            $  61            $ 111           $ 247
     Smith Barney International Equity  $ 25            $  71            $ 128           $ 281
     Smith Barney High Income........   $ 22            $  61            $ 110           $ 246
     Smith Barney Money Market.......   $ 20            $  57            $ 104           $ 234

     GREENWICH STREET SERIES FUND
     Appreciation....................   $ 23            $  65            $ 117           $ 260

     SMITH BARNEY CONCERT
     ALLOCATION SERIES INC.
     Select High Growth..............   $ 27            $  77            $ 137           $ 300
     Select Growth...................   $ 26            $  75            $ 134           $ 293
     Select Balanced.................   $ 26            $  73            $ 131           $ 288
     Select Conservative.............   $ 26            $  73            $ 131           $ 288
     Select Income...................   $ 25            $  72            $ 129           $ 283

The examples above reflect the annual administrative charge as an annual charge of 0.07% of assets (based on an average contract value of $45,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccount are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Account A for the year ended December 31, 1999 and Equitable Life for the years ended December 31, 1999, 1998 and 1997 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Smith Barney Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Account A has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Smith Barney Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Smith Barney Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company, Directed Services, Inc., the investment manager of the GCG Trust, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust. Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309.

Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA 19380. All correspondence regarding this contract should be mailed to our administrative address.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity contracts offered by Equitable and other insurance companies and variable life insurance policies offered by other insurance companies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. are also mutual funds whose shares are available to Account A which funds variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The principal address of Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, and Greenwich Street Series Fund, the Boards of Directors of Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc., and the management of Directed Services, Inc., and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Account A but such assets are kept separate from our other accounts.

Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account A. If the assets in Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account A but are not discussed in this prospectus. Account A may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Total Return            Seeks  above-average  income  (compared  to a  portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital.

                        Invests  primarily in a combination  of equity and fixed
                        income securities.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests   primarily  in  common   stocks  or  securities
                        convertible into common stocks of companies  believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
TRAVELERS SERIES FUND, INC.
Smith Barney Large
   Cap Value            Seeks current income and long-term growth of income and
                        capital.

                        Invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the time of investment.
                        --------------------------------------------------------
Smith Barney
   International Equity Seeks total return on its assets from growth of capital and income.

                        Invests primarily in a diversified portfolio of equity securities of established non-U.S. issuers.
                        --------------------------------------------------------
Smith Barney High
   Income Seeks high current income. Secondary objective: capital appreciation.

                        Invests in high-yielding corporate debt obligations and preferred stock of foreign issuers. In addition, the portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than U.S. dollars.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Smith Barney Money
   Market               Seeks maximum current income and preservation of
                        capital.

                        Invests in bank obligations and high quality commercial
                        paper, corporate obligations and municipal obligations
                        in addition to U.S. government securities and related
                        repurchase agreements.
                        --------------------------------------------------------
GREENWICH STREET SERIES FUND
Appreciation            Seeks long-term appreciation of capital.

                        The fund invests primarily in equity securities of U.S.
                        companies. The fund typically invests in medium and
                        large capitalization companies but may also invest in
                        small capitalization companies. Equity securities
                        include exchange traded and over-the-counter common
                        stocks and preferred stocks, debt convertible into
                        equity securities, and warrants and rights relating to
                        equity securities.
                        --------------------------------------------------------
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth      Seeks capital appreciation.

                        Invests a large portion of its assets in aggressive
                        equity mutual funds that focus on smaller, more
                        speculative companies as well as mid-sized (or larger)
                        companies with the potential for rapid growth. A
                        significant portion of the portfolio may be invested in
                        international or emerging markets funds in order to
                        achieve a greater level of diversification.
                        --------------------------------------------------------
Select Growth           Seeks long-term growth of capital.

                        Invests primarily in mutual funds that focus on
                        large-capitalization equity securities, to provide
                        growth. The portfolio also invests in small- and
                        middle-capitalization equity securities and
                        international securities. In addition, a significant
                        portion of the portfolio is also allocated to funds that
                        invest in fixed income securities to help reduce
                        volatility.
                        --------------------------------------------------------
Select Balanced         Seeks long-term growth of capital and income, placing
                        equal emphasis on current income and capital appreciation.

                        The portfolio divides its assets roughly between equity
                        and fixed-income mutual funds. The equity funds are
                        primarily large-capitalization, dividend-paying stock
                        funds. The fixed-income portion of the portfolio is
                        mainly invested in funds that invest in U.S. government
                        and agency securities, as well as mortgage-backed
                        securities.
                        --------------------------------------------------------
Select Conservative     Seeks income, and secondarily, long-term capital growth.

                        The portfolio consists primarily of taxable fixed income
                        funds, with a significant portion invested in equity
                        funds that invest primarily in large-capitalization U.S.
                        stocks.
                        --------------------------------------------------------
Select Income           Seeks high current income.

                        The portfolio allocates most of its assets to taxable fixed-income funds designed to generate a high level of income consistent with safety and relative stability of principal. A small portion of the portfolio is invested in equity funds that primarily invest in large-capitalization U.S. stocks.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.

SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. and the Greenwich Street Series Fund. The Travelers Series Fund Inc. and the Greenwich Street Series Fund each pay SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Travelers Investment Advisers, Inc. ("Travelers") serves as the investment advisor for the Smith Barney Concert Allocation Series Inc. Smith Barney Concert Allocation Series Inc. pays a monthly advisory fee to Travelers based on the average daily net assets of the investment portfolios.

Directed Services, SSB Citi and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios. Directed Services, SSB Citi and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this prospectus.

Equitable Life may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services we provide and other cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

You can find more detailed information about each portfolio's management fees in the prospectuses for each Trust. You should read these prospectuses before investing.

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. in which the subaccounts funded by Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will allocate your premium payments within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Account A as elected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount.

On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Smith Barney Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any Annual Contract Administration Charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Smith Barney Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 13 subaccounts of Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Concert Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account A under the 1940 Act; (ii) operate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account A; and (v) combine Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of Accumulation Units for each applicable subaccount of the Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Smith Barney Money Market subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. You must keep $100 in the subaccount or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses, are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any Contract Year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the Contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under Federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 67 THROUGH 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's Spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT
     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

DEATH OF OWNER
     (1) If any owner of this Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, this Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.


SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE           8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payment made after the first withdrawal in the Contract year (but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the Contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above.
The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the Transfer Charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date.

The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the Contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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                             ANNUITY PAYMENT PLANS
--------------------------------------------------------------------------------
PLAN A. INTEREST
     Option 1 The Contract value less any applicable taxes not previously deducted may be left on deposit with us for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. We do not allow a monthly payment if the Contract value applied under this option is less than $100,000. The proceeds may not be withdrawn until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.
--------------------------------------------------------------------------------
PLAN B. FIXED PERIOD
               The Contract value less any applicable taxes not previously deducted will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five
               (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------
PLAN C. LIFE INCOME
               The Contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------

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                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Smith Barney Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
Directed Services, Inc. ("Directed Services") is the principal underwriter and distributor of the Contract issued through Account A. The principal address of DSI is 1475 Dunwoody Drive, West Chester, PA 19380. Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. The selling broker-dealer whose registered representative sold the contract receives a maximum of 7.75% commission.

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7.75% of total premium payments).

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, Executive Vice President, General Counsel and Secretary of Equitable Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Equitable Life and Account A appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Further, the IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


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                       STATEMENT OF ADDITIONAL INFORMATION
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TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Company.............................................................      1
     Experts.............................................................      1
     Legal Opinions......................................................      1
     Distributor.........................................................      1
     Yield Calculations for the Money Market Subaccounts.................      1
     Performance Information.............................................      2
     Annuity Provisions..................................................      5
     Financial Statements................................................      5


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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF
ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

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                      NAME

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                      SOCIAL SECURITY NUMBER

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                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

106966   5/00

                       This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

MID-CAP GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $39.59             5,971,804     $   236,452
 1998         22.43             5,924,179         132,856
 1997         18.52             4,824,991          89,357
 1996         15.70             2,602,724          40,853
 1995         13.21               759,597          10,037
 1994         10.35                63,781             660
 10/7/94      10.00                    --              --
-----------------------------------------------------------

RESEARCH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $28.04            13,175,523     $   369,426
 1998         22.89            14,188,466         324,775
 1997         18.87            10,840,733         204,520
 1996         15.93             4,845,240          77,175
 1995         13.10             1,255,752          16,447
 1994          9.72                69,177             672
 10/7/94      10.00                    --              --
-----------------------------------------------------------

TOTAL RETURN

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $18.06            11,904,760     $   214,998
 1998         17.72            12,496,442         221,408
 1997         16.10             9,244,077         148,852
 1996         13.51             4,354,338          58,835
 1995         12.05             1,312,565          15,822
 1994          9.81                33,106             325
 10/7/94      10.00                    --              --
-----------------------------------------------------------

                                       A1

SMITH BARNEY LARGE CAP VALUE

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  18.98            5,498,197      $  104,328
 1998          19.24            6,212,287         119,526
 1997          17.77            4,211,810          74,830
 1996          14.23            1,579,649          22,471
 1995          12.05              295,134           3,555
 4/5/95        10.00                   --              --
-----------------------------------------------------------

SMITH BARNEY INTERNATIONAL EQUITY

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  23.61            1,887,697      $   44,572
 1998          14.28            2,094,601          29,904
 1997          13.59            1,734,132          23,573
 1996          13.42              804,975          10,805
 1995          11.56              154,388           1,785
 3/27/95       10.00                   --              --
-----------------------------------------------------------

SMITH BARNEY HIGH INCOME

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999         $13.74            1,532,714      $   21,057
 1998          13.58            1,927,035          26,177
 1997          13.72            1,544,897          21,190
 1996          12.22              670,736           8,195
 1995          10.94               72,283             791
 4/28/95       10.00                   --              --
-----------------------------------------------------------

SMITH BARNEY MONEY MARKET

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.74            1,482,594      $   17,406
 1998          11.37              770,258           8,755
 1997          10.97            1,142,815          12,539
 1996          10.59              348,906           3,694
 1995          10.23              125,048           1,280
 5/24/95       10.00                   --              --
-----------------------------------------------------------

                                       A2

APPRECIATION

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  18.36            5,018,540      $   92,147
 1998          16.47            4,865,715          80,117
 1997          14.01            2,177,729          30,521
 1996          11.24              497,034           5,586
 3/25/96       10.00                   --              --
-----------------------------------------------------------

SELECT HIGH GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  15.47            3,133,145      $   48,465
 1998          12.33            3,352,071          41,316
 1997          10.87            1,866,333          20,288
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  14.21            5,002,402      $   71,104
 1998          12.29            5,366,983          65,955
 1997          11.05            2,767,613          30,577
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT BALANCED

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  12.66            4,619,781      $   58,498
 1998          11.79            5,194,870          61,265
 1997          11.06            2,668,341          29,507
 2/5/97        10.00                   --              --
-----------------------------------------------------------

                                       A3

SELECT CONSERVATIVE

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.89            1,212,873      $   14,426
 1998          11.52            1,417,361          16,327
 1997          11.07              671,234           7,429
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT INCOME

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.39              518,879      $    5,911
 1998          11.45              644,938           7,387
 1997          11.03              250,841           2,766
 2/5/97        10.00                   --              --
-----------------------------------------------------------

                                       A4

                                   APPENDIX B

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x
 .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                                       B1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

106966   5/00

                                   PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                     FINANCIAL STATEMENTS - STATUTORY-BASIS

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                  YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
                       WITH REPORT OF INDEPENDENT AUDITORS

                    Equitable Life Insurance Company of Iowa

                     Financial Statements - Statutory-Basis


                  Years ended December 31, 1999, 1998, and 1997




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets - Statutory-Basis...............................................2
Statements of Operations - Statutory-Basis.....................................4
Statements of Changes in Capital and Surplus - Statutory-Basis.................5
Statements of Cash Flows - Statutory-Basis.....................................6
Notes to Financial Statements..................................................7


Schedules

Report of Independent Auditors on Schedules...................................34
Schedule I - Summary of Investments - Other Than
   Investments in Related Parties.............................................35
Schedule II - Supplemental Insurance Information..............................36
Schedule IV - Reinsurance.....................................................37

                         Report of Independent Auditors



The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying statutory-basis balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.

Des Moines, Iowa
February 4, 2000

                    Equitable Life Insurance Company of Iowa

                        Balance Sheets - Statutory-Basis

                  (Dollars in thousands, except per share data)




                                                        DECEMBER 31
                                                  1999              1998
                                             ---------------------------------
ADMITTED ASSETS
Bonds                                          $1,982,876        $1,796,150
Stocks:
   Common stock of unaffiliated companies,
     at market (cost: 1999 - $11,686;
     1998 - $7,806)                                 8,990             7,612
   Common stock of affiliated companies
     (cost: 1999 and 1998 - $402,355)             502,507           611,148
                                             ---------------------------------
                                                  511,497           618,760

Mortgage loans on real estate                     640,930           579,664
Real estate                                         1,757             3,382
Policy loans                                      144,554           158,919
Cash and short-term investments                    41,254            10,649
Derivative financial instruments                  112,908            63,820
Funds in transit                                      354             6,053
Other invested assets                             198,905           252,865
                                             ---------------------------------
Total cash and investments                      3,635,035         3,490,262

Due from non-affiliated reinsurers                  1,001               163
Electronic data processing equipment                1,399             2,114
Premiums deferred and uncollected                   7,769             9,351
Investment income due and accrued                  33,980            34,345
Due from parent under tax allocation
  agreement                                        23,326             4,493
Due from affiliates                                16,996             7,548
Other assets                                        5,100             3,407
Separate account assets                         1,949,306         1,587,611
                                             ---------------------------------
Total admitted assets                          $5,673,912        $5,139,294
                                             =================================



See accompanying notes.

                    Equitable Life Insurance Company of Iowa

                        Balance Sheets - Statutory-Basis

                  (Dollars in thousands, except per share data)



                                                       DECEMBER 31
                                                 1999              1998
                                            ---------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Policy reserves:
     Annuity and life policy reserves         $2,823,284        $2,610,465
     Policy proceeds left at interest             39,917            41,571
     Policyholders' dividend accumulations       111,046           111,783
                                            ---------------------------------
                                               2,974,247         2,763,819

   Policy and contract claims                      6,582             9,258

   Other policyholders' funds:
     Dividends payable to policyholders           24,140            25,308
     Premium deposit and other funds              11,235            26,038
                                            ---------------------------------
                                                  35,375            51,346

   Federal income taxes due or accrued                 -             5,514
   Interest maintenance reserve                   33,555            37,120
   Borrowed money                                 50,000            76,000
   Other liabilities                              29,259            13,768
   Asset valuation reserve                        34,227            33,061
   Separate account liabilities                1,949,306         1,587,611
                                            ---------------------------------
Total liabilities                              5,112,551         4,577,497

Commitments and contingencies

Capital and surplus:
   Common stock, par value $1.00 per
     share - authorized 7,500,000 shares,
     issued and outstanding 5,000,300 shares       5,000             5,000
   Additional paid-in capital                    248,743           248,743
   Unassigned surplus                            307,618           308,054
                                            ---------------------------------
Total capital and surplus                        561,361           561,797
                                            ---------------------------------
Total liabilities and capital and surplus     $5,673,912        $5,139,294
                                            =================================


See accompanying notes.



                                              Equitable Life Insurance Company of Iowa

                                             Statements of Operations - Statutory-Basis

                                                       (Dollars in thousands)



                                                                                      YEAR ENDED DECEMBER 31
                                                                             1999              1998             1997
                                                                   -----------------------------------------------------
Revenues:
   Premiums, policy proceeds, and other considerations                     $513,996          $805,093       $1,182,783
   Investment income, less investment expenses of $10,597 in
     1999, $10,219 in 1998, and $8,335 in 1997                              348,417           314,053          282,745
   Commission and expense allowances on reinsurance ceded                       112               275              299
   Investment management, administration, and contract guarantees
     for separate account fees                                               25,138            19,863            9,661
   Other income                                                               7,898             2,234            1,238
                                                                   -----------------------------------------------------
                                                                            895,561         1,141,518        1,476,726
Benefits and expenses:
   Benefits paid or provided for:
     Death benefits                                                          36,480            39,807           37,197
     Annuity benefits                                                        72,953            64,850           48,306
     Surrender benefits                                                     330,285           396,952          189,194
     Payments from funds left at interest                                    33,560            35,665           32,524
     Other benefits                                                           1,912             2,281            1,547
     Increase in policy reserves                                            207,693           126,675          375,717
     Decrease in liability for premium deposit and other funds              (14,803)          (14,267)          (2,840)
                                                                   -----------------------------------------------------
                                                                            668,080           651,963          681,645
   Insurance expenses:
     Commissions                                                             34,605            53,447           82,521
     General expenses                                                        81,926            67,931           44,455
     Insurance taxes, licenses, and fees                                      4,208             5,879            5,386
     Net transfers to (from) separate account                                (4,366)          265,080          549,481
     Interest expense                                                         4,375             4,383            3,088
     Other                                                                       14              (166)             539
                                                                   -----------------------------------------------------
                                                                            120,762           396,554          685,470
                                                                   -----------------------------------------------------
                                                                            788,842         1,048,517        1,367,115
                                                                   -----------------------------------------------------
Gain from operations before dividends to policyholders, federal
   income taxes, and net realized capital gains                             106,719            93,001          109,611

Dividends to policyholders                                                   23,584            25,762           25,015
                                                                   -----------------------------------------------------
Gain from operations before federal income taxes and net realized
   capital gains                                                             83,135            67,239           84,596

Federal income taxes                                                        (15,294)           (4,410)         (19,726)
                                                                   -----------------------------------------------------
Net gain from operations before net realized capital gains                   98,429            71,649          104,322

Net realized capital gains                                                    3,610             1,450            7,610
                                                                   -----------------------------------------------------
Net income                                                                 $102,039           $73,099         $111,932
                                                                   =====================================================


See accompanying notes.



                                              Equitable Life Insurance Company of Iowa

                                   Statements of Changes in Capital and Surplus - Statutory-Basis

                                                       (Dollars in thousands)



                                                                                                     TOTAL
                                                                 ADDITIONAL                         CAPITAL
                                                    COMMON        PAID-IN        UNASSIGNED           AND
                                                     STOCK        CAPITAL          SURPLUS          SURPLUS
                                                 --------------------------------------------------------------

Balance at January 1, 1997                          $5,000        $248,743         $313,572         $567,315
   Net income                                            -               -          111,932          111,932
   Net unrealized capital losses                         -               -          (19,672)         (19,672)
   Increase in non-admitted assets                       -               -          (27,080)         (27,080)
   Increase in policy reserves due to
     change in valuation basis                           -               -             (653)            (653)
   Decrease in asset valuation reserve                   -               -            1,778            1,778
   Non-admitted investment income                        -               -               (4)              (4)
   Pension adjustment                                    -               -           14,006           14,006
                                                 --------------------------------------------------------------
Balance at December 31, 1997                         5,000         248,743          393,879          647,622
   Net income                                            -               -           73,099           73,099
   Net unrealized capital losses                         -               -          (16,579)         (16,579)
   Increase in non-admitted assets                       -               -          (32,055)         (32,055)
   Increase in asset valuation reserve                   -               -           (1,573)          (1,573)
   Dividends paid to parent                              -               -         (106,000)        (106,000)
   Dissolution of Equitable Companies                    -               -           (2,717)          (2,717)
                                                 --------------------------------------------------------------
Balance at December 31, 1998                         5,000         248,743          308,054          561,797
   Net income                                            -               -          102,039          102,039
   Net unrealized capital losses                         -               -          (19,594)         (19,594)
   Increase in non-admitted assets                       -               -           (2,880)          (2,880)
   Increase in policy reserves due to
     change in valuation basis                           -               -           (2,735)          (2,735)
   Increase in asset valuation reserve                   -               -           (1,166)          (1,166)
   Dividends paid to parent                              -               -          (76,100)         (76,100)
                                                 --------------------------------------------------------------
Balance at December 31, 1999                        $5,000        $248,743         $307,618         $561,361
                                                 ==============================================================



See accompanying notes.



                                              Equitable Life Insurance Company of Iowa

                                             Statements of Cash Flows - Statutory-Basis

                                                       (Dollars in thousands)

                                                                                 YEAR ENDED DECEMBER 31
                                                                         1999              1998              1997
                                                                  ------------------------------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations                       $515,641        $805,558        $1,183,197
Investment income, less investment expenses                                248,414         309,837           190,346
Commissions and expense allowances on reinsurance ceded                        110             268               314
Fees associated with investment management, administration,
   and contract guarantees from Separate Accounts                           25,138          19,863             9,661
Other income                                                                 6,585           2,192             1,244
Benefits                                                                  (478,275)       (539,251)         (305,862)
Insurance expenses                                                        (106,301)       (418,265)         (723,410)
Dividends to policyholders                                                 (24,751)        (25,558)          (25,269)
Federal income taxes paid                                                   (4,116)         12,636            (9,051)
                                                                  ------------------------------------------------------
Net cash provided by operating activities                                  182,445         167,280           321,170

INVESTING  ACTIVITIES AND MISCELLANEOUS SOURCES
Proceeds from investments sold, matured, or repaid:
   Bonds                                                                   921,197         705,600           280,112
   Common stocks - unaffiliated companies                                   11,380               -             1,831
   Common stocks - affiliates                                              203,800           9,180            23,227
   Mortgage loans on real estate                                            57,771          60,144            49,411
   Policy loans - net                                                       14,365           6,242                 -
   Real estate                                                               3,408               -                68
   Other invested assets                                                   243,429         112,707             3,245
                                                                  ------------------------------------------------------
                                                                         1,455,350         893,873           357,894
Cost of investments acquired:
   Bonds                                                                (1,124,069)       (489,283)         (510,735)
   Common stocks - unaffiliated companies                                  (11,380)              -              (526)
   Common stocks - affiliates                                                    -               -            (3,223)
   Mortgage loans on real estate                                          (119,081)       (133,969)         (155,883)
   Policy loans - net                                                            -               -              (502)
   Real estate                                                              (1,760)              -                 -
   Other invested assets                                                  (186,623)       (356,997)           (1,586)
                                                                  ------------------------------------------------------
                                                                        (1,442,913)       (980,249)         (672,455)
Other                                                                      (62,177)        (41,823)          (12,347)
                                                                  ------------------------------------------------------
Net cash used in investing activities and
  miscellaneous sources                                                    (49,740)       (128,199)         (326,908)

FINANCING ACTIVITIES
Borrowed money                                                             (26,000)         26,000            50,000
Dividends paid to parent                                                   (76,100)       (106,000)                -
Dissolution of Equitable Companies                                               -            (906)                -
                                                                  ------------------------------------------------------
Net cash provided by (used in) financing activities                       (102,100)        (80,906)           50,000
                                                                  ------------------------------------------------------
Increase (decrease) in cash and short-term investments                      30,605         (41,825)           44,262

Cash and short-term investments at beginning of year                        10,649          52,474             8,212
                                                                  ------------------------------------------------------
Cash and short-term investments at end of year                             $41,254         $10,649           $52,474
                                                                  ======================================================


See accompanying notes.

                    Equitable Life Insurance Company of Iowa

                          Notes to Financial Statements

                                December 31, 1999



1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is domiciled in Iowa and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

FINANCIAL STATEMENTS

The financial statements presented herein are prepared on a statutory-basis for the Company only and, as such, the accounts of the Company's wholly owned subsidiaries, USG Annuity & Life Company ("USG"), Equitable American Insurance Company ("Equitable American"), and Equitable Companies, are not consolidated with those of the Company. Effective December 22, 1998, the Company dissolved Equitable Companies.

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioners' ("NAIC") accounting practices and procedures manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"), effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Iowa will adopt Codification. Management has not yet determined the exact impact of Codification to its statutory-basis financial statements.

The preparation of financial statements of the Company requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Changes in estimates and assumptions could materially impact the financial statements.

INVESTMENTS

Investments in bonds, except those to which the Securities Valuation Office of the NAIC has ascribed a value, mortgage loans on real estate, and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Premiums and discounts are amortized/accrued utilizing a method, which results in a constant yield over the security's expected life. The amortization of premiums and accretion of discounts of bonds backed by mortgages and other loans are periodically adjusted for changes in the expected prepayment rate of the loans using the retrospective method for instruments with low interest rate volatility and the prospective method for instruments with high interest rate volatility. Common stocks of unaffiliated companies are carried at estimated fair value. Common stock of subsidiaries (all 100% owned) are recorded at the equity in net assets with the reported net income of the subsidiaries included in investment income and all other changes in net assets included in net unrealized capital losses.

Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Estimated fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of common stocks of unaffiliated companies, as reported herein, are based on the latest quoted market prices, or where not readily marketable, at cost or values which are representative of the fair values of issues of comparable yield, maturity, and quality. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally using the straight-line method.

Policy loans are reported at unpaid principal. In 1999, other invested assets consist principally of surplus notes receivable, which are recorded at cost, and investments in various joint ventures, which are recorded at the equity in underlying net assets. In 1998, Mortgage Derivative investments were included in other invested assets and valued using the portfolio method. The amortization of premiums and accretion of discounts of Mortgage Derivative investments were periodically adjusted using the prospective method. Other "admitted assets" are valued, principally at cost, as required or permitted by State of Iowa insurance laws and rules and regulations adopted thereunder by the Insurance Division, Department of Commerce, of the State of Iowa.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Under a formula prescribed by the NAIC, the Company has established an Interest Maintenance Reserve which defers the portion of realized gains and losses on sales, maturities, and prepayments of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period of maturity. The Asset Valuation Reserve ("AVR") provides for anticipated losses in the event of default by issuers of certain invested assets. The amount of the

AVR is determined using formulae prescribed by the NAIC and is reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds where management determines collection is uncertain, on mortgage loans on real estate which are more than three months in arrears or where the loan is in foreclosure, or on real estate where rent is in arrears for more than three months. At December 31, 1999 or 1998, the Company excluded no investment income due and accrued with respect to such investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps"), cash settled put swaptions ("swaptions"), and Standard & Poors' ("S&P") 500(R) Index call options ("call options") are deferred. The deferred premiums are amortized over the term of these instruments on a straight-line basis. Amortization of deferred premium and any payments received in accordance with the terms of these instruments are recorded as an adjustment to investment income. These instruments do not require additional payments by the Company. The caps and swaptions are held at amortized cost. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. The call options are held at market value with changes in market value also reflected in investment income. In addition to these instruments, the Company owns interest rate caps ("Mortgage Derivative caps") and an interest rate floor ("Mortgage Derivative floor"), which were valued with Mortgage Derivative investments using the portfolio method of accounting during 1998. During 1999, the Mortgage Derivative caps and Mortgage Derivative floor were valued consistently with caps, swaptions, and call options.

CASH AND CASH EQUIVALENTS

For purposes of the accompanying statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of twelve months or less to be cash equivalents.

POLICY RESERVES

The reserves for annuity and life policies, all developed by actuarial methods, are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are equal to or greater than the minimum valuation required by law or guaranteed policy cash values.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

DIVIDENDS TO POLICYHOLDERS

Dividends payable to policyholders in the following year are charged to operations and are established by the Company's Board of Directors.

SEPARATE ACCOUNT

Separate account assets and liabilities are presented in the aggregate in the balance sheets. The statements of operations include the premiums, benefits, net transfers to the separate account, and other items arising from the operations of the separate account of the Company.

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Parent, which exceed an annual limitation. In 1999, the Company paid cash dividends of $76,100,000 to its Parent. The portion of these dividends that exceed $71,649,000 is considered extraordinary. In 1998, the Company paid cash dividends of $106,000,000 to its Parent. Included in this amount is a $2,000,000 extraordinary cash dividend paid to the Parent in December 1998. During 2000, the Company could pay dividends to its Parent of approximately $98,429,000 without prior approval of regulatory authorities.

RECLASSIFICATIONS

Certain amounts in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING

The financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from accounting principles generally accepted in the United States ("GAAP"). The significant differences are as follows: (1) costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (2) an asset is not recorded and amortized to expense for the present value of future cash flows from insurance contracts acquired as a result of the merger; (3) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(4) policy reserves on annuity and interest sensitive life products use discounting methodologies utilizing statutory interest rates rather than full account values; (5) reserves are reported net of reserve credits related to reinsurance ceded rather than the reserve credit being established as a receivable, net of an allowance for uncollectible amounts; (6) bonds are valued at amortized cost rather than being designated as "available for sale" and valued at estimated fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity; (7) the carrying value of bonds is reduced to estimated fair value through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus rather than by a charge to realized losses in the statements of operations when declines in carrying value are judged to be other than temporary; (8) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities except for tax-basis deferred policy acquisition costs; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statements of operations when the sale is completed; (10) gains arising from sale-leaseback transactions are recognized in the period of sale rather than being deferred and amortized over the life of the lease; (11) guaranty fund assessments, depending upon the laws of the particular state guaranty association, are either expensed or capitalized and amortized, when assessed in accordance with procedures permitted by insurance regulatory authorities rather than accrued, net of related anticipated premium tax credits, when the amounts to be assessed are probable and estimable;
(12) a prepaid pension cost asset established in accordance with Statement of Financial Accounting Standard (SFAS) No. 87, "Employers' Accounting for Pensions," agents' balances and certain other assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (13) revenues for annuity and universal life products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed;
(14) expenses for postretirement benefits other than pensions are recognized for vested and fully-eligible employees rather than all qualified employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," was deferred and amortized over twenty years rather than recognized as a cumulative effect of change in accounting method; (15) assets and liabilities retain their historical value rather than being restated to fair values with provision for goodwill and other intangible assets when a change in ownership occurs; (16) amortization of the cost of the caps and swaptions purchased in conjunction with the hedging program are deducted from net investment income rather than recorded in interest credited; (17) call options are carried at market value with changes in market value reported in investment income rather than amortized cost plus intrinsic value, if any; (18) the financial statements of subsidiaries are not consolidated with those of the Company; and (19) certain contingent liabilities (i.e. class action lawsuits) are provided for as incurred rather than expensed when the amount of the loss is probable and estimable.

The  effects  of  the  foregoing   variances  from  GAAP  on  the   accompanying
statutory-basis financial statements have not been determined, but appear to be material.

At December 31, 1999, participating business approximated 10.0% of life insurance in force. Participating life insurance accounted for 5.0% in 1999 and 3.3% in 1998 of premium income from all products written by the Company.

A summary of financial information for the Company on the basis of GAAP follows. The Company's financial information for the periods after October 24, 1997 is presented on the Post-Merger new basis of accounting.

A summary of the Company's consolidated balance sheet information on a GAAP basis is as follows:

                                                POST-MERGER
                          ------------------------------------------------------
                              DECEMBER 31, 1999            DECEMBER 31, 1998
                          ------------------------------------------------------
                                           (DOLLARS IN THOUSANDS)
    Investments                      $9,726,102                 $10,429,540
    Total assets                     14,029,215                  14,085,030
    Total liabilities                12,054,304                  11,754,394
    Stockholder's equity              1,974,911                   2,330,636

A summary of the Company's consolidated statement of operations information on a GAAP basis is as follows:

                                                    POST-MERGER                         |      PRE-MERGER
                             -----------------------------------------------------------|--------------------
                                                                      FOR THE PERIOD    |    FOR THE PERIOD
                                YEAR ENDED         YEAR ENDED        OCTOBER 25, 1997   |    JANUARY 1, 1997
                               DECEMBER 31,       DECEMBER 31,            THROUGH       |        THROUGH
                                   1999               1998           DECEMBER 31, 1997  |   OCTOBER 24, 1997
                             --------------------------------------------------------------------------------
                                                        (DOLLARS IN THOUSANDS)
Revenues                             $765,423           $843,611              $145,159  |           $745,839
Benefits and expenses                 719,337            715,961               114,766  |            600,696
Net income                             19,846             71,746                15,825  |            100,723

3. INVESTMENT OPERATIONS

Major categories of net investment income are summarized below:

                                                                 YEAR ENDED DECEMBER 31
                                                   1999                   1998                   1997
                                         -------------------------------------------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Fixed maturities                                   $156,201              $154,323                $153,551
Equity securities:
  Affiliated                                        112,250                84,203                  88,780
  Unaffiliated                                          582                   566                     963
Mortgage loans on real estate                        47,961                42,797                  36,195
Real estate                                             729                   716                     335
Policy loans                                          9,009                 9,448                   9,534
Short-term investments                                  205                   468                   1,207
Other, net                                            4,729                 9,944                   1,119
Derivative financial instruments                     24,678                19,711                  (2,051)
Amortization of IMR                                   2,670                 2,096                   1,447
                                         -------------------------------------------------------------------
Gross investment income                             359,014               324,272                 291,080
Less:
   Investment expenses                               (8,543)               (7,576)                 (7,050)
   Interest expense                                  (2,006)               (2,575)                 (1,251)
   Depreciation on real estate and
     other invested assets                              (48)                  (68)                    (34)
                                         -------------------------------------------------------------------
Net investment income                              $348,417              $314,053                $282,745
                                         ===================================================================

At December 31, 1999 and 1998, the statement value, gross unrealized gains and losses, and estimated fair value of the Company's debt securities are as follows:

                                                                  GROSS          GROSS           ESTIMATED
                                                 STATEMENT      UNREALIZED     UNREALIZED           FAIR
                                                   VALUE          GAINS          LOSSES            VALUE
                                            ----------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
   DECEMBER 31, 1999
   Bonds:
     United States government and
       agencies                                    $34,264           $85          $(429)           $33,920
     Public utilities                              189,307           955        (11,683)           178,579
     Industrial and miscellaneous                  941,838        11,483        (34,754)           918,567
     Mortgage-backed securities                    694,841        11,172        (43,615)           662,398
     Other asset-backed securities                 122,626            17         (6,843)           115,800
                                            ----------------------------------------------------------------
   Total                                        $1,982,876       $23,712       $(97,324)        $1,909,264
                                            ================================================================



                                                                  GROSS          GROSS           ESTIMATED
                                                 STATEMENT      UNREALIZED     UNREALIZED           FAIR
                                                   VALUE          GAINS          LOSSES            VALUE
                                            ----------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
   DECEMBER 31, 1998
   Bonds:
     United States government and
       agencies                                    $12,103          $635              -            $12,738
     Public utilities                              251,730        15,571        $(1,682)           265,619
     Industrial and miscellaneous                1,012,962        69,647         (9,568)         1,073,041
     Mortgage-backed securities                    458,491         7,672         (1,325)           464,838
     Other asset-backed securities                  60,864         1,752           (793)            61,823
                                            ----------------------------------------------------------------
   Total                                        $1,796,150       $95,277       $(13,368)        $1,878,059
                                            ================================================================

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Statement value approximates estimated fair value for these securities.

The amortized cost and estimated fair value of the Company's portfolio of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    STATEMENT         ESTIMATED
                                                      VALUE          FAIR VALUE
                                              ----------------------------------
                                                      (DOLLARS IN THOUSANDS)

   Due within one year                                 $5,750           $5,809
   Due after one year through five years               95,351           94,601
   Due after five years through ten years             667,976          649,832
   Due after ten years                                396,332          380,824
                                              ----------------------------------
                                                    1,165,409        1,131,066

   Mortgage-backed securities                         694,841          662,398
   Other asset-backed securities                      122,626          115,800
                                              ----------------------------------
   Total                                           $1,982,876       $1,909,264
                                              ==================================

Realized capital gains (losses) on investments are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                  1999              1998        1997
                                                        --------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)

   Bonds                                                        $(3,086)          $15,938      $5,486
   Common stocks of unaffiliated mutual funds                     3,880                 -       1,831
   Common stocks of affiliated mutual funds                           -             2,698       8,915
   Mortgage loans on real estate                                    (44)              655         394
   Real estate                                                       71                 -        (469)
   Derivative instruments                                           850                 -           -
   Other invested assets                                          2,507             2,616       1,621
                                                        --------------------------------------------------
   Realized capital gains (losses)                                4,178            21,907      17,778
   Tax effect                                                    (1,463)           (7,667)     (6,222)
   Transfer to imr                                                  895           (12,790)     (3,946)
                                                        --------------------------------------------------
   Net realized capital gains                                    $3,610            $1,450      $7,610
                                                        ==================================================

Realized capital gains (losses) include gross gains on the sale or prepayment of bonds of $11,079,000, $20,367,000, and $7,701,000 and gross losses on the sale or prepayment of bonds of $14,165,000, $4,429,000, and $2,215,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

Unrealized depreciation of common stock of unaffiliated companies of $2,696,000 is comprised entirely of gross unrealized depreciation at December 31, 1999. Unrealized depreciation of common stock of unaffiliated companies of $194,000 is comprised of gross unrealized appreciation of $49,000 and gross unrealized depreciation of $243,000 on the individual securities at December 31, 1998.

The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by the Insurance Division, Department of Commerce, of the State of Iowa. Investments in bonds included investments in basic industrials (37% in 1999, 27% in 1998), various non-governmental mortgage-backed securities (31% in 1999, 25% in 1998), public utilities (7% in 1999, 16% in 1998), financial companies (7% in 1999, 14% in 1998), and consumer products (12% in 1998). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified in Pennsylvania (12% in 1999, 11% in 1998) and Florida (10% in 1999, 2% in 1998). Mortgage loans on real estate have also been analyzed by collateral type with concentrations identified in retail facilities (26% in 1999, 27% in 1998), office buildings (30% in 1999, 27% in 1998), industrial buildings (27% in 1999 and 1998), and multi-family residential buildings (15% in 1999, 18% in 1998). Common stocks of unaffiliated companies, real estate, and other invested assets are not significant to the Company's overall investment portfolio.

During 1999, the Company recognized an impairment on a commercial mortgage loan in the amount of $1,039,000, to reduce the book value of this investment to its estimated net realizable value of $1,760,000. During 1998, the Company recognized impairments on a bond and commercial mortgage in the amount of $1,159,000 and $1,925,000, respectively, to reduce the book value of these investments to their estimated net realizable values of $1,200,000 and $2,906,000, respectively. At December 31, 1997, one mortgage loan with a carrying value of $33,000 was delinquent by 90 days or more. During the first quarter of 1997, the value of a mortgage loan with a book value of $4,266,000 was determined to be impaired other than temporary. At that time, a valuation allowance was established to reduce the carrying value of this mortgage loan to its estimated fair value, resulting in a charge to investment income of $245,000. The Company foreclosed on the property in June 1997 and based upon an appraisal, recorded a permanent writedown on the real estate investment of $572,000 and an additional $68,000 in 1998, resulting in charges to realized losses.

During 1999, the maximum and minimum lending rates for mortgage loans were 6.59% and 8.10% for city loans. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%, except for loans made in accordance with Section 511.8(9)(f) of the Code of Iowa. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

At December 31, 1999, affidavits of deposits covering bonds with a par value of $2,414,681,000 (1998-$1,802,242,000), mortgage loans with an unpaid principal balance of $640,931,000 (1998-$581,825,000), and policy loans with an unpaid balance of $144,554,000 (1998-$158,919,000) were on deposit with state agencies to meet regulatory requirements.

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM

During the second quarter of 1996, the Company implemented a hedging program under which certain derivative financial instruments, caps and swaptions, were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from increases in interest rates. The Company purchased caps and swaptions, all during the second quarter of 1996, with current notional amounts at December 31, 1999 totaling $600,000,000 and $122,917,000, respectively. In 1996, the Company paid approximately $21,100,000 in premiums for these caps and swaptions. The cost of this program has been incorporated into the Company's product pricing. The caps and swaptions do not require any additional payments by the Company.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (9.0% and 9.5%). The amount of such payments to be received by the Company for the caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate and multiplying this excess by the notional amount of the caps. Payments on swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semiannual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

In January 1997, the Company introduced its first equity-indexed annuity product, which provides a guaranteed base rate of return with a higher potential return linked to the performance of a broad based equity index. At the same time, the Company implemented a hedging program to purchase S&P call options. At December 31, 1999, the Company has several equity-indexed products for which call options are purchased to hedge potential increases in policyholder account balances resulting from increases in the index to which the product is linked. During 1999, the Company paid $22,835,000 in premiums for call options which mature in 2000 through 2008. During 1998, the Company paid $10,721,000 in premiums for call options which mature in 1999 through 2007. During 1997, the Company paid $17,398,000 in premiums for call options which mature in 2002 through 2004. The cost of this program has been incorporated into the Company's pricing of its equity-indexed annuity products. The call options do not require any additional payments by the Company.

The agreement for the call options entitle the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of the S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to investment income.

In 1998, the Company began purchasing Mortgage Derivative caps and a Mortgage Derivative floor to reduce and manage the risk of change in the value, yield, price, cash flow, quantity of, or degree of exposure with respect to the Mortgage Derivative investments. In 1999, the Company paid premiums of $2,588,000 for a Mortgage Derivative cap with a notional amount of $300,000,000. The Company paid premiums of $2,169,000 in 1998 for the Mortgage Derivative caps and Mortgage Derivative floor with notional amounts of $200,000,000 and $100,000,000, respectively. These agreements entitle the Company to receive payments based on the notional amounts to the extent reference interest rates exceed or fall below strike levels in the contracts.

The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 1999:

                                         2000         2001         2002         2004         2005          TOTAL
                                    -------------------------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)

   Interest rate caps                        -     $400,000     $200,000            -            -       $600,000
   Cash settled put swaptions          $62,500       54,167        6,250            -            -        122,917
   Mortgage derivative caps            100,000            -            -     $300,000     $100,000        500,000
   Mortgage derivative floor           100,000            -            -            -            -        100,000
                                    -------------------------------------------------------------------------------
   Total notional amount              $262,500     $454,167     $206,250     $300,000     $100,000     $1,322,917
                                    ===============================================================================

ACCOUNTING TREATMENT

The Company has recorded amortization of the deferred premiums related to the caps, swaptions, and call options of $10,820,000, $8,538,000, and $5,844,000 for 1999, 1998, and 1997, respectively. Unrealized gains and losses on the caps and swaptions and related assets or liabilities will not be recorded in income until realized. The call options are carried at market value.

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the market value of the call options will be reflected in the financial statements in the period of change. During 1999, 1998, and 1997, the Company increased investment income by recording a market value adjustment of $35,928,000, $28,249,000, and $3,793,000, respectively, on the call options.

The following tables summarize the carrying value, amortized cost, gross unrealized gains and losses, and estimated fair value on these instruments:

                                                                      GROSS           GROSS       ESTIMATED
                                      CARRYING       AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                        VALUE          COST           GAINS          LOSSES         VALUE
                                    --------------------------------------------------------------------------
                                                              (DOLLARS IN THOUSANDS)
   DECEMBER 31, 1999
   Interest rate caps                    $3,169         $3,169         $1,729         $(1,658)         $3,240
   Cash settled put swaptions             2,362          2,362              -          (1,144)          1,218
   S&P 500 call options                 107,377         39,407         67,970               -         107,377
                                    --------------------------------------------------------------------------
   Total                               $112,908        $44,938        $69,699         $(2,802)       $111,835
                                    ==========================================================================

   DECEMBER 31, 1998
   Interest rate caps                    $2,983         $2,983              -         $(2,868)           $115
   Cash settled put swaptions             5,258          5,258              -          (4,755)            503
   S&P 500 call options                  55,579         23,537        $32,042               -          55,579
                                    --------------------------------------------------------------------------
   Total                                $63,820        $31,778        $32,042         $(7,623)        $56,197
                                    ==========================================================================

The differences between fair value and amortized cost for the caps, swaptions, and call options reflect changes in interest rates and market conditions since time of purchase.

In 1998, the Mortgage  Derivative caps and Mortgage  Derivative floor are valued
with  the  Mortgage  Derivative   investments  using  the  portfolio  method  of
accounting and included in other invested assets.

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE

The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of the caps, swaptions, call options, Mortgage Derivative caps, and Mortgage Derivative floor. Losses recorded in the Company's financial statements in the event of nonperformance will be limited to the unamortized premium (remaining amortized cost) plus the market value adjustment, if any, for these instruments, because no additional payments are required by the Company after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for caps, Mortgage Derivative caps, swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Counterparty non-performance would result in an economic loss if interest rates fell below the specified rate for the Mortgage Derivative floor. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.

The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 1999, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments are as follows:

                                                                 NET REPLACEMENT VALUE
                                            ----------------------------------------------------------------
                                                                 CASH            S&P 500
                                             INTEREST         SETTLED PUT         CALL
                                             RATE CAPS         SWAPTIONS         OPTIONS           TOTAL
                                            ----------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
Counterparties credit quality:
   AAA                                          $3,149              $115          $44,613         $47,877
   AA+ TO AA-                                       91               953           62,764          63,808
   A+ TO A-                                         --               150               --             150
                                            ----------------------------------------------------------------
Total                                           $3,240            $1,218         $107,377        $111,835
                                            ================================================================


5. FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts, and debt fall within the standard's definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities, which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

   DECEMBER 31                                              1999                           1998
------------------------------------------------------------------------------------------------------------
                                                    CARRYING    ESTIMATED        CARRYING      ESTIMATED
                                                      VALUE     FAIR VALUE         VALUE       FAIR VALUE
                                                  --------------------------   -----------------------------
                                                                   (DOLLARS IN THOUSANDS)
   ASSETS
     Bonds                                         $1,982,876   $1,909,264      $1,796,150    $1,878,059
     Common stock of unaffiliated companies             8,990        8,990           7,612        11,268
     Mortgage loans on real estate                    640,930      614,196         579,664       638,262
     Policy loans                                     144,554      144,554         158,919       158,919
     Cash and short-term investments                   41,254       41,254          10,649        10,649
     Surplus notes                                    185,000      168,687          60,000        61,861
     Mortgage derivative investments                    1,544        1,544         183,395       171,834
     Derivative financial instruments                 112,908      111,835          63,820        56,197
     Separate account assets                        1,949,306    1,949,306       1,587,611     1,587,611

   LIABILITIES
     Annuity products                               1,826,688    1,600,476       1,668,366     1,317,956
     Borrowed money                                    50,000       50,000          76,000        76,000
     Separate account liabilities                   1,949,306    1,949,306       1,587,611     1,587,611

The following methods and assumptions were used by the Company in estimating fair values:

BONDS: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds.

COMMON STOCKS OF UNAFFILIATED COMPANIES: Estimated fair values are based upon the latest quoted market prices, where available. For securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

CASH AND SHORT-TERM INVESTMENTS: Carrying values reported in the Company's balance sheets approximate estimated fair value for these instruments due to their short-term nature.

SURPLUS NOTES: Estimated fair value of the surplus notes issued by Golden American Life Insurance Company ("Golden American") to the Company was based upon discounted future cash flows using a discount rate approximating the current market value.

MORTGAGE  DERIVATIVE   INVESTMENTS:   Estimated  fair  values  of  the  Mortgage
Derivative investments are the average of quotes, if more than one quote is available, obtained from third-parties.

DERIVATIVE FINANCIAL INSTRUMENTS: Estimated fair values are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

SEPARATE ACCOUNT ASSETS: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products, including supplemental contracts without life contingencies are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

BORROWED  MONEY:   Carrying  value  reported  in  the  Company's  balance  sheet approximates estimated fair value for these instruments, which are callable upon demand.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account values in the Company's balance sheet. Estimated fair values of the separate account liabilities are equal to their carrying amount.


6. INCOME TAXES

Prior to October 25, 1997, the Company and its subsidiaries filed a consolidated federal income tax return with Equitable. After October 24, 1997, the Company began filing a consolidated federal income tax return with its wholly owned life insurance subsidiaries. Under the Internal Revenue code, newly acquired insurance companies must file a separate return for five years. Under these arrangements, each company reports current income tax expense as allocated under the consolidated tax allocation agreement. Taxes receivable under this agreement were $23,326,000 and $4,493,000 at December 31, 1999 and 1998, respectively.
Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes.

The Company has established deferred income taxes on its tax-basis deferred policy acquisition costs resulting in a decrease in income tax expense of $71,000, $2,228,000, and $365,000 for the years ended December 31, 1999, 1998, and 1997, respectively. The corresponding deferred tax asset has been non-admitted and, as a result, capital and surplus has not been impacted by this accounting treatment. At December 31, 1999, 1998, and 1997, this is the only item to which deferred income tax accounting has been applied.

The Company is taxed at usual corporate rates on taxable income based on existing laws that may result in a provision for federal income taxes that does not have the customary relationship of taxes to income. These differences are principally related to differences in the handling of policy reserves, deferred acquisition costs, writedowns of investments prior to disposal, certain compensation related accruals, equity invested income or losses, and the accrual for market discounts for tax and financial reporting purposes.

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993, 1994, and 1995 consolidated income tax returns were not examined by the IRS. The 1996, 1997, 1998, and 1999 consolidated income tax returns remain open to examination. Management does not believe any adjustments that have been raised by the IRS will be material to the financial statements.

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated for tax purposes in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 1999 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the Company to the Parent in excess of $461,000,000, such excess would be subject to federal income taxes at rates then effective.

7. EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS

Substantially all full-time employees of the Company and its subsidiaries are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code
Section 401(a)(17) and those allowed due to integration rules. The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees.

As of the merger date, the Company's pension assets were revalued. This revaluation resulted in a $14,006,000 adjustment to surplus.

In addition to benefits offered under the aforementioned defined benefit plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance.

The Company accounts for the cost of the retiree benefit plans on the accrual method, whereby the Company has elected to amortize its transition obligation of retirees and fully eligible or vested employees over 20 years. The Company has chosen not to fund any amounts in excess of current benefits.

The following tables summarize the benefit obligations, fair value of plan assets, and funded status for pension and other benefits over the two-year period ended December 31, 1999:

                                                      PENSION BENEFITS
                                                     1999           1998
                                                -----------------------------
                                                    (DOLLARS IN THOUSANDS)
  Accumulated benefit obligation:
    Vested                                           $62,568        $65,374
    Nonvested                                          1,447          2,115
                                                -----------------------------
                                                     $64,015        $67,489
                                                =============================

                                                        OTHER BENEFITS
                                                     1999           1998
                                                -----------------------------
                                                   (DOLLARS IN THOUSANDS)
  Accumulated postretirement
    benefit obligation:
    Retirees                                          $5,342          $4,692
    Fully eligible active plan participants              309             243
                                                -----------------------------
                                                      $5,651          $4,935
                                                =============================

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                -------------------------------------------------------------
                                                      1999           1998          1999           1998
                                                -------------------------------------------------------------
                                                                  (DOLLARS IN THOUSANDS)
  Change in projected benefit obligations:
   Projected benefit obligations at
    January 1                                       $73,777        $69,563        $4,935        $4,409
   Service cost                                       2,302          1,888           186            63
   Interest cost                                      5,324          5,033           393           366
   Actuarial (gain) loss                             (5,533)        (3,391)          735           457
   Transfer from affiliate's plan                         -          4,876             -             -
   Special termination benefits                         135              -             -             -
   Benefit payments                                  (4,250)        (4,192)         (598)         (360)
                                                -------------------------------------------------------------
   Projected benefit obligations at
     December 31                                    $71,755        $73,777        $5,651        $4,935
                                                 ============================================================

  Change in plan assets:
    Fair value of plan assets at January 1         $148,491       $122,344             -             -
    Actual return on plan assets                     15,832         23,361             -             -
    Employer contributions                              135            138          $598          $360
    Transfer from affiliate's plan                        -          6,840             -             -
    Benefit payments                                 (4,250)        (4,192)         (598)         (360)
                                               ------------------------------------------------------------
    Fair value of plan assets at
      December 31                                  $160,208       $148,491             -             -
                                               ============================================================



During 1998, Equitable Investment Services, Inc., an affiliate, was dissolved and its plan assets and projected benefit obligation were transferred to the Company's plan.

                                                         PENSION BENEFITS              OTHER BENEFITS
                                                 -------------------------------------------------------------
                                                      1999           1998           1999           1998
                                                 -------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
   Funded status:
     Funded status at December 31                    $88,453         $74,714         $(5,651)      $(4,935)
     Unrecognized net actuarial (gain) loss          (23,856)        (16,400)            105          (211)
     Unrecognized prior service cost                       -               -            (826)         (912)
     Unrecognized net transition obligation                -               -           3,950         4,253
                                                 -------------------------------------------------------------
     Net amount recognized                           $64,597         $58,314         $(2,422)      $(1,805)
                                                 =============================================================

   Amounts recognized in the statement of
     financial position consist of:
     Prepaid benefit cost                            $72,091         $65,220               -             -
     Accrued benefit cost                             (7,494)         (6,906)        $(2,422)      $(1,805)
                                                 -------------------------------------------------------------
     Net amount recognized                           $64,597         $58,314         $(2,422)      $(1,805)
                                                 =============================================================

The prepaid  pension cost asset of $72,091,000  and  $65,220,000 at December 31,
1999  and  1998,  respectively,   is  nonadmitted  as  prescribed  by  statutory
accounting practices.

The weighted average assumptions used in the measurement of the Company's benefit obligation follows:


                                     PENSION BENEFITS        OTHER BENEFITS
                                   --------------------------------------------
                                      1999       1998        1999      1998
                                   --------------------------------------------
Weighted-average assumptions:
  Discount rate                       8.00%      6.75%       8.00%     6.75%
  Expected return on plan assets      9.25%      9.50%        N/A       N/A
  Expected compensation increase      5.00%      4.00%       5.00%     4.00%

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 8.00% at December 31, 1999 and 9.75% at December 31, 1998 for employees under 65 and 8.00% at December 31, 1999 and 7.625% at December 31, 1998 for employees over 65, with the rates for both groups to be graded down to 5.5% for 2007 and thereafter.

The following table provides the net periodic benefit cost for the fiscal years 1999 and 1998:

                                    PENSION BENEFITS          OTHER BENEFITS
                               -----------------------------------------------
                                     1999       1998          1999      1998
                               -----------------------------------------------
                                            (DOLLARS IN THOUSANDS)
Service cost                       $2,302     $1,888          $101       $63
Interest cost                       5,324      5,033           475       366
Expected return on assets         (13,912)   (11,444)            -         -
Amortization of:
   Transition obligation                -          -             -       304
   Prior service cost                   -          -             -       (87)
   Actuarial (gain) loss                5         (1)           75         -
                               -----------------------------------------------
Net periodic benefit cost
   (income)                       $(6,281)   $(4,524)         $651      $646
                               ===============================================

The assumed health care cost trend rate has a significant effect on the amounts reported. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

                                       1% POINT INCREASE      1% POINT DECREASE
                                      ------------------------------------------
                                                 (DOLLARS IN THOUSANDS)

Effect on total service and interest
   cost components                            $52                      $41
Effect on postretirement benefit
   obligation                                $643                     $573

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $5,726,000, $3,689,000, and $0, respectively, as of December 31, 1999 and $3,929,000, $2,877,000, and $0, respectively, as of December 31,
1998.

Substantially all full-time employees of the Company also are eligible to participate in a defined contribution pension plan that is qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the years ended December 31, 1999, 1998, and 1997 were $389,000, $396,000, and $403,000, respectively.

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized benefits (costs) of $(21,000), $(11,000), and $24,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

The Company also has non-contributory defined contribution pension plans tax qualified and non-qualified for its agents. Contributions charged to expense under these plans during the years ended December 31, 1999, 1998, and 1997 were $854,000, $647,000, and $1,189,000, respectively.

During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust ("the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

During 1997, ING approved the 1997 Phantom Plan for certain key employees. The Phantom Plan is similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price).

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

On October 1, 1999, ING issued 7,275 options to employees of the Company related to this plan at a strike price of 53.85 Euros. On July 1, 1999, ING issued 70,846 options to employees of the Company related to this plan at a strike price of 53.85 Euros. On May 26, 1998, ING issued 129,226 options, related to this plan, at a strike price of 140.40 Dutch Guilders. As of December 31, 1999, 145,621 options remain outstanding. There was no compensation expense related to this plan in 1999 or 1998.

Prior to the merger, certain key employees of the Company participated in stock incentive plans sponsored by Equitable which provided for the award of stock options or shares of stock of Equitable through three means: qualified incentive stock options (as defined in the Internal Revenue Code), non-qualified stock options, and restricted shares. As the result of the merger with ING, these plans became fully vested, were terminated and fully settled as of the date of the merger. The Parent incurred all costs of the final settlement of such plans as of the merger date.

The incentive stock options were granted from 1983 to October 24, 1997 with option prices ranging from $3.50 to $55.38, which represented the market value at the date of grant. Options became exercisable over the five year period following the date of grant. Prior to the merger, 60,258 options were exercised under this plan with option prices ranging from $5.31 to $36.75 during 1997.

The non-qualified stock options were compensatory and required the accrual of compensation expense over the period of service from the date the options were granted until they became fully exercisable if market values exceeded the option price on the measurement date. No expense was recognized in 1997.

The restricted shares were subject to forfeiture to Equitable should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in Company control prior to full vesting. Shares granted to key employees generally vested over three to five years from the date of grant. As a result of the merger, all unvested shares became vested and were issued. Compensation expense recognized during the year ended December 31, 1997 aggregated $170,000. As a result of the merger, the Parent reimbursed the Company for $2,436,000 for restricted stock previously expensed which vested at October 24, 1997.

The Company also participated in a discretionary stock award plan under which employees and agents were awarded shares of Equitable's stock for superior performance. This plan was also terminated as of the date of the merger. During the year ended December 31, 1997, awards of 700 shares of stock resulted in charges to income of $41,200.

Prior to the merger, the Company sponsored a long-term incentive compensation plan which allowed certain agents to earn units equal to shares of Equitable's common stock, based on personal production and the maintenance of specific levels of assets under management. Due to the merger, the plan was terminated and the Company did not hold any shares related to this plan at December 31, 1997. This program resulted in expense of $3,014,000 during the year ended December 31, 1997.

8. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk (i.e., annuities, supplementary contracts, and separate account reserves); however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty.

The reserves on these products, by withdrawal characteristics for annuities, supplementary contracts, and separate account reserves are summarized as follows:

   DECEMBER 31                                                  1999                          1998
--------------------------------------------------------------------------------------------------------------
                                                                     PERCENT                        PERCENT
                                                          AMOUNT     OF TOTAL           AMOUNT      OF TOTAL
                                                       -------------------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
   Subject to discretionary withdrawal with market
     value adjustment                                      $857,826      23%           $760,716        23%
   Subject to discretionary withdrawal at book value
     less surrender charge (charges of 5%
     or more)                                               369,070      10             337,632        10
   Subject to discretionary withdrawal at market
     value                                                1,880,329      49           1,510,434        46
   Subject to discretionary withdrawal at book value
     (charges of less than 5%)                              552,287      15             544,360        16
   Not subject to discretionary withdrawal provision        148,004       3             150,049         5
                                                       -------------------------    --------------------------
                                                          3,807,516     100%          3,303,191       100%
                                                                     ==========                     ==========
   Less reinsurance ceded                                   100,499                     125,350
                                                       -------------                ---------------
   Total policy reserves on annuities and deposit
     fund liabilities                                    $3,707,017                  $3,177,841
                                                       =============                ===============

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets, which are reported as premiums deferred and uncollected, and the amounts of the related gross premiums and loading are as follows:

                                         GROSS        LOADING         NET
                                       ----------------------------------------
                                               (DOLLARS IN THOUSANDS)
   DECEMBER 31, 1999
   Ordinary direct first year business      $200         $140            $60
   Ordinary direct renewal business        9,703        1,056          8,647
   Group life direct business                  1            -              1
   Reinsurance ceded                        (939)           -           (939)
                                       ----------------------------------------
                                          $8,965       $1,196         $7,769
                                       ========================================

   DECEMBER 31, 1998
   Ordinary direct first year business      $186         $119            $67
   Ordinary direct renewal business       11,212        1,163         10,049
   Group life direct business                  1            -              1
   Reinsurance ceded                        (766)           -           (766)
                                       ----------------------------------------
                                         $10,633       $1,282         $9,351
                                       ========================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $106,972,000 and $116,213,000, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,177,000 and $1,279,000 to cover these deficiencies at December 31, 1999 and 1998, respectively.

In 1995, the NAIC adopted Actuarial Guideline XXXIII, which requires the Company to increase annuity reserves in its statutory-basis financial statements by approximately $2.5 million. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa to phase this increase in over a three year period beginning in 1995. A direct charge to surplus of $653,000 was made for the year ended December 31, 1997 related to the change in reserve methodology.

9. SEPARATE ACCOUNT

The separate account held by the Company represents funds backing the Company's defined benefit pension plan and its variable annuity product. The assets of this account are carried at market value. Information regarding the separate account of the Company as of and for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                     NONINDEXED              NON-
                                                     GUARANTEE            GUARANTEED
                                                      MORE THAN            SEPARATE
                                                           4%               ACCOUNT           TOTAL
                                                   ------------------------------------------------------
                                                                  (DOLLARS IN THOUSANDS)
1999
---------------------------------------------------------------------------------------------------------
Premiums, considerations, or deposits for the
   year ended December 31, 1999                                  -          $128,375         $128,375
                                                   ======================================================
Reserves at December 31, 1999:
   For accounts with assets at
    market value                                                 -        $1,880,329       $1,880,329
                                                   ======================================================
Reserves at December 31, 1999:
   By withdrawal characteristics:
    Subject to discretionary withdrawal
     at market value                                             -        $1,880,329       $1,880,329
                                                   ======================================================

1998
---------------------------------------------------------------------------------------------------------
Premiums, considerations, or deposits for the
   year ended December 31, 1998                                  -          $500,455         $500,455
                                                   ======================================================
Reserves at December 31, 1998:
   For accounts with assets at
    market value                                              $573        $1,509,861       $1,510,434
                                                   ======================================================
Reserves at December 31, 1998:
   By withdrawal characteristics:
    Subject to discretionary withdrawal
     at market value                                          $573        $1,509,861       $1,510,434
                                                   ======================================================

1997
---------------------------------------------------------------------------------------------------------
Premiums, considerations, or deposits for the
   year ended December 31, 1997                                  -          $618,924         $618,924
                                                   ======================================================
Reserves at December 31, 1997:
   For accounts with assets at
    market value                                          $129,184          $956,084       $1,085,268
                                                   ======================================================
Reserves at December 31, 1997:
   By withdrawal characteristics:
    Subject to discretionary withdrawal
     at market value                                      $129,184          $956,084       $1,085,268
                                                   ======================================================

A reconciliation of the amount transferred to and from the separate account is presented below:

                                                                    YEAR ENDED DECEMBER 31
                                                               1999               1998          1997
                                                   ------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
Transfers as reported in summary of
  operations  of  the  separate  account
  statement:
   Transfers to separate account                            $128,811           $500,938      $619,052
   Transfers from separate account                           133,744            236,414        69,559
                                                   ------------------------------------------------------
Net transfers to (from) separate account                      (4,933)           264,524       549,493

Reconciling adjustments:
   Surrender and annual charges received by the
     general account and other adjustments                       567                556           (26)
                                                   ------------------------------------------------------
Transfers as reported in the summary of
   operations of the life, accident, and health
   annual statement                                          $(4,366)          $265,080      $549,467
                                                   ======================================================


10. RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $6,928,000, $6,793,000, and $6,194,000 during the years ended December 31, 1999, 1998, and 1997, respectively.

Golden American, an affiliate, provides certain advisory, computer, and other resources and services to the Company. Expenses for these services incurred by the Company totaled $6,107,000, $5,833,000, and $4,330,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

The Company purchases certain administrative services from Southland Life Insurance Company, an affiliate. Expenses for these services incurred by the Company were $8,284,000 for the year ended December 31, 1999.

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the years ended December 31, 1999, 1998, and 1997, revenues of $1,251,000, $1,058,000, and $29,000, respectively, were recorded, which reduced general expenses.

The Company provides substantially all administrative services to USG. For the years ended December 31, 1999, 1998, and 1997, revenues of $9,804,000, $10,453,000, and $12,799,000, respectively, were recorded which reduced general expenses.

The Company has a service agreement dated January 19, 1999 and effective December 1, 1998 with Ameribest Life Insurance Company ("Ameribest") in which the Company provides certain advisory, computer, and other resources. For the year ended December 31, 1999, revenues of $1,004,000 were recorded which reduced general expenses. For the year ended December 31, 1998, no fees were charged to Ameribest.

The Company also provides administrative services to Locust Street Securities, Inc., an affiliate. For the year ended December 31, 1999, revenues of $777,000 were recorded which reduced general expenses.

The Company provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenue for these services, which reduce general expenses incurred by the Company, totaled $147,000 in 1999.

The Company entered into a service agreement on May 1, 1999 with United Life & Annuity Insurance Company ("United Life"), an affiliate, in which the Company provides certain advisory, computer, and other resources to the Company. During 1999, the Company recoreded $7,004,000 in revenue related to this agreement.

The Company guarantees all contractual policy claims of USG. Also, the Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make the funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by the Company shall be deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was received in 1999, 1998, or 1997.

The Company maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement, which expired on December 31, 1997, the Company could borrow up to $30,000,000. Interest on any outstanding borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, the Company incurred interest expense on the note totaling $4,000 for the year ended December 31, 1997.

On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to Equitable. Interest is charged at an annual rate of 8.75%. The Company incurred interest of $4,375,000, $4,383,000, and $3,088,000 on this note for the years ended December 31, 1999, 1998, and 1997, respectively. As a result of the merger, the promissory note is payable to EIC.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000, as amended on October 12, 1998, from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. The Company incurred interest expense of $483,000 and $616,000 and recognized interest income of $273,000 and $280,000 under this agreement for the years ended December 31, 1999 and 1998, respectively. As of December 31, 1999, there were no funds payable to or receivable from ING AIH under this agreement.

On December 30, 1999, Golden American issued a surplus note in the amount of $50,000,000 to the Company. Interest on the note is charged at an annual rate of 8.179%. The note will mature on December 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner.

On September 30, 1999, Golden American issued a surplus note in the amount of $75,000,000 to ING AIH. The note is charged at an annual rate of 7.75%. The note will mature on September 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner. On December 30, 1999, ING AIH assigned the note to the Company.

On December 30, 1998, Golden American issued a surplus note in the amount of $60,000,000 to the Company. Interest on the note is charged at an annual rate of 7.25%. The note will mature on December 29, 2028. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, the Company recorded revenue of $4,350,000 in 1999.

During 1999, the Company paid cash dividends of $76,100,000 to its Parent. The portion of this dividend that exceeds $71,649,000 is considered extraordinary. The Company received approval from the Iowa Department of Insurance on November 24, 1999 for the extraordinary portion of the dividend. During 1998, the Company paid cash dividends of $106,000,000 to EIC. Included in this amount is a $2,000,000 extraordinary cash dividend paid to EIC in December 1998. The Company also received dividends from USG of $203,800,000 and $80,000,000 during 1999 and 1998, respectively.

11. REINSURANCE

Policy reserves, premiums, and expenses are stated net of amounts related to reinsurance agreements. Annuity and life policy reserves have been reduced by $107,278,000 at December 31, 1999 and $132,588,000 at December 31, 1998 for
reinsurance ceded to other companies, including USG (see below). To the extent reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable. Annuity and life premiums have likewise been reduced by $5,622,000, $6,368,000, and $6,287,000 and insurance benefits have been reduced by $18,010,000, $9,454,000, and $7,985,000 in 1999, 1998, and
1997, respectively, for the cession agreements.

Reinsurance coverages for life insurance vary according to the age of the insured and risk classification with retention limits ranging up to $500,000 of coverage per individual life. At December 31, 1999, life insurance in force ceded amounted to $1,039,807,000 or approximately 11.80% of total life insurance in force. At December 31, 1998, life insurance in force ceded amounted to $1,173,561,000 or 12.49% of total life insurance in force.

In addition, the Company cedes certain annuity policies to its wholly owned subsidiary, USG, under an agreement that pays the Company a commission of 5.0% of premiums ceded. Under this reinsurance agreement, the Company cedes renewal premiums on deferred annuity policies issued prior to January 1, 1994, and immediate annuity policies issued prior to January 1, 1996. During 1999, the Company did not have any ceded net premiums to USG. During the years ended December 31, 1998 and 1997, the Company ceded net premiums to USG of $23,000 and $529,000 resulting in commissions of $200 and $10,000, respectively. Reserves ceded under this agreement aggregated $100,499,000 and $125,350,000 at December 31, 1999 and 1998, respectively.

Effective January 1, 1997, the Company entered into a coinsurance agreement with USG. Under this agreement, the Company assumes all of USG's Choice Index Annuity policies and pays USG an allowance equal to commissions paid plus a fee of 0.1% of premiums. During 1998, the Company also began assuming USG's Advantage Index Annuity policies. At December 31, 1999, the Company had assumed premiums and reserves of $139,642,000 and $432,939,000, respectively. At December 31, 1998, the Company had assumed premiums and reserves of $86,910,000 and $257,904,000, respectively. For the years ended December 31, 1999 and 1998, the Company incurred $12,248,000 and $5,960,000 of commissions plus fees, respectively. There was no other reinsurance assumed.

A wholly owned subsidiary of USG, USGL Service Corporation, serviced policies ceded by the Company under the above reinsurance agreement. Under this agreement, USGL Service Corporation received from the ceding company a commission and expense allowance of 4.9% of premiums received by the Company. The Company paid $9,000 and $12,000 during the years ended December 31, 1998 and 1997, respectively. Effective December 22, 1998, USG dissolved USGL Service Corporation.


12. COMMITMENTS AND CONTINGENCIES

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Additionally, many states allow companies to establish admitted assets when paid and amortize such assets over periods of time dictated by the individual states at the time of payment. The Company accrues for such assessments only when notice of such assessment is received from a state guaranty fund; accordingly, no amounts have been provided for in the accompanying financial statements for estimated future assessments. However, such assessments may be material in the future.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 1999, 1998, and 1997, rent expense totaled $7,514,000, $5,945,000, and
$4,138,000, respectively. At December 31, 1999, minimum rental payments due under all non-cancelable operating leases are : 2000 - $6,321,000; 2001 - $4,241,000; 2002 - $3,757,000; 2003 - $3,450,000; 2004 - $3,254,000; and
thereafter - $33,305,000.

At December 31, 1999, outstanding commitments to fund private placements and commercial mortgage loans totaled $24,840,000 and $19,358,000, respectively.

LITIGATION

USG, a wholly owned subsidiary of the Company, is a defendant in a potential class action complaint filed in the state circuit court of Kentucky in August 1997. The suit claims unspecified damages and injunctive relief based entirely upon the plaintiff's interpretation of a single clause in the contract summary, which reads, "After the first policy year the current interest rate may be increased or decreased to reflect market conditions." On August 23, 1999, the court entered its ruling granting USG's renewed motion to dismiss and dismissing the plaintiff's complaint with prejudice. The plaintiffs filed their notice of appeal on or about December 8, 1999. The appeal is currently pending before the Court of Appeals for the Commonwealth of Kentucky.

USG, a wholly owned subsidiary of the Company, is a defendant in a potential class action complaint filed in the United States District Court for the Eastern District of Texas in July 1999. The suit claims unspecified damages and injunctive relief based upon the plaintiff's interpretation of the statement "After the first policy year the current interest rate may be increased or decreased to reflect market conditions," found in some of USG's fixed annuity contract summaries and other alleged practices of USG in crediting interest on its fixed annuities. The Company believes the allegations are without merit. The suit is in the early procedural stage. The Company intends to defend the suit vigorously, including vigorously contesting its class action status. The amount of any liability, which may arise as a result of this suit, if any, cannot be reasonably estimated and no provision for loss has been made. In 1999, EIC incurred legal costs related to this matter of $66,000.

USG, a wholly owned subsidiary of the Company, is a defendant in a potential class action complaint filed in the United States District Court, Southern District of Florida (Miami) in February 2000. The suit claims unspecified damages and injunctive relief based upon the plaintiff's allegation that the class members purchased annuities offered for sale by USG with interest benefits that did not reflect the higher interest rates USG offered and provided to other purchasers of substantially the same annuities. The Company believes the allegations are without merit. The Company intends to defend the suit vigorously, including contesting its class action status. The amount of any liability, which may arise as a result of this suit, if any, cannot be reasonably estimated and no provision for loss has been made.

Equitable and certain of its affiliates (collectively "Equitable Life") have settled a class action lawsuit filed in the United States District Court for the Middle District of Florida, Tampa Division, and in the Superior Court of the State of Arizona in and for Pima County. This class action claimed unspecified damages as a result of alleged improper insurance sales practices. Equitable
Life is in the process of administering the settlement of this class action lawsuit. The amount of the settlement is not precisely identified. Approximately $2,800,000, $12,300,000, and $1,600,000 of incremental costs were incurred in 1999, 1998, and 1997, respectively, related to this matter. The Company has not established a reserve for the settlement and expects to incur additional incremental costs of approximately $3,800,000 in 2000.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS

The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income, and cash flow are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note
4) to mitigate the financial statement impact of significant increases in interest rates.

IMPACT OF YEAR 2000

In prior years, the Company discussed the nature and progress of plans to become Year 2000 ready. In late 1999, the Company completed remediation and testing of systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believe those systems successfully responded to the Year 2000 date change. The Company is not aware of any material problems resulting from Year 2000 issues, either with products, internal systems, or the products and services of third parties. The Company expensed approximately $3,075,000 during 1999 in connection with remediating its systems. During 2000, the Company expects to follow-up on documentation, records retention, and storage at an estimated cost of $190,000 that will be charged to expense as incurred. The Company will continue to monitor mission critical computer applications and those of suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

13. REVOLVING NOTE PAYABLE

To enhance short-term liquidity, the Company has established a revolving note payable effective July 27, 1998 and originally expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). As of July 31, 1999, the Bank's revolving note facility was extended to July 31, 2000. The total amount the Company may have outstanding is $100,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain a minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company incurred interest expense of $34,000 and $10,000 during 1999 and 1998, respectively. At December 31, 1999, there were no funds payable to the Bank under this agreement.

14. CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES

Summarized financial information - statutory-basis of USG is summarized as follows:

                                                                                        DECEMBER 31
                                                                                   1999             1998
                                                                          ----------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
   ADMITTED ASSETS
   Cash and investments                                                        $6,926,457       $7,150,745
   Investment income due and accrued                                               91,398           92,132
   Other assets                                                                    17,760           18,628
                                                                          ----------------------------------
   Total admitted assets                                                       $7,035,615       $7,261,505
                                                                          ==================================
   LIABILITIES AND CAPITAL AND SURPLUS
   Liabilities:
     Annuity and life policy reserves                                          $6,214,345       $6,336,448
     Other policy liabilities                                                     252,122          243,304
     Interest maintenance reserve                                                  52,354           62,764
     Borrowed money                                                                 3,000                -
     Other liabilities                                                             94,227           77,415
     Asset valuation reserve                                                       82,422           87,339
                                                                          ----------------------------------
   Total liabilities                                                            6,698,470        6,807,270
   Capital and surplus                                                            337,145          454,235
                                                                          ----------------------------------
   Total liabilities and capital and surplus                                   $7,035,615       $7,261,505
                                                                          ==================================

                                                                      YEAR ENDED DECEMBER 31
                                                                1999              1998             1997
                                                       -----------------------------------------------------
                                                                      (DOLLARS IN THOUSANDS)

Premiums, policy proceeds, and other
     considerations                                           $847,040          $748,237       $1,142,107
   Investment income, less investment expenses                 545,487           561,106          550,805
   Other income                                                 41,289            35,577           37,185
   Benefits                                                 (1,225,456)       (1,158,327)      (1,504,198)
   Insurance expenses                                          (63,251)          (61,835)        (102,275)
   Federal income taxes                                        (46,968)          (45,924)         (43,341)
                                                       -----------------------------------------------------
   Gain from operations before net realized capital
     gains (losses)                                             98,141            78,834           80,283
   Net realized capital gains (losses)                           5,946            (2,629)             484
                                                       -----------------------------------------------------
   Net income                                                 $104,087           $76,205          $80,767
                                                       =====================================================

The Company also owns 100% of the outstanding stock of Equitable American. At December 31, 1999, 1998, and 1997, the Company's investment in Equitable American aggregated $165,362,000, $156,913,000, and $149,086,000, respectively.
Operations of Equitable American are considered immaterial to the Company's financial statements.

Effective December 22, 1998, the Company dissolved Equitable Companies. The Company received cash, a bank repurchase agreement, and miscellaneous receivables in relation to the dissolution. At December 31, 1997, the Company's investment in Equitable Companies aggregated $2,073,000. Operations of Equitable Companies were considered immaterial to the Company's financial statements.

                   Report of Independent Auditors on Schedules





The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the statutory-basis balance sheets of Equitable Life Insurance Company of Iowa as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999, and have issued our report thereon dated February 4, 2000. Our audits also included the accompanying statutory-basis financial statement schedules listed in Item 24A of this Form N-4. These schedules are the responsibility of the Company's management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.




Des Moines, Iowa
February 4, 2000

                         Equitable Life Insurance Company of Iowa - Statutory-Basis

                                    Schedule I - Summary of Investments -
                                  Other Than Investments in Related Parties

                                           (DOLLARS IN THOUSANDS)

                                                                                                BALANCE
                                                                                                  SHEET
DECEMBER 31, 1999                                            COST(1)            VALUE            AMOUNT
-----------------------------------------------------------------------------------------------------------

TYPE OF INVESTMENT
Fixed maturities:
   Bonds:
     United States government and agencies                   $34,264           $33,920          $34,264
     Public utilities                                        189,307           178,579          189,307
     All other corporate bonds                             1,759,305         1,696,765        1,759,305
                                                       ----------------------------------------------------
Total fixed maturities                                     1,982,876         1,909,264        1,982,876

Equity securities:
   Common stocks:
     Affiliates                                              402,355           502,507          502,507
     Industrial, miscellaneous, and all other                 11,686             8,990            8,990
                                                       ----------------------------------------------------
Total equity securities                                      414,041           511,497          511,497

Mortgage loans on real estate                                640,930                            640,930
Real estate                                                    1,757                              1,757
Policy loans                                                 144,554                            144,554
Cash and short-term investments                               41,254                             41,254
Derivative financial instruments                              76,264                            112,908
Funds in transit                                                 354                                354
Other invested assets                                        198,905                            198,905
                                                       -----------------                  -----------------
Total cash and investments                                $3,500,935                         $3,635,035
                                                       =================                  =================

Note: Cost is defined as amortized cost for bonds and short-term investments adjusted for amortization of premiums and accrual of discounts.



                                     Equitable Life Insurance Company of Iowa - Statutory-Basis

                                          Schedule II - Supplemental Insurance Information

                                                       (DOLLARS IN THOUSANDS)

                                FUTURE
                                POLICY                                                              AMORTIZA-
                              BENEFITS,                 OTHER                            BENEFITS     TION OF
                                LOSSES,                POLICY                              CLAIMS,   DEFERRED
                 DEFERRED       CLAIMS                 CLAIMS                              LOSSES      POLICY
                   POLICY          AND    UNEARNED        AND                    NET          AND      ACQUI-      OTHER
              ACQUISITION         LOSS     REVENUE   BENEFITS    PREMIUMS INVESTMENT   SETTLEMENT      SITION  OPERATING  PREMIUMS
SEGMENT             COSTS     EXPENSES     RESERVE    PAYABLE     REVENUE     INCOME     EXPENSES       COSTS   EXPENSES   WRITTEN
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED
  DECEMBER 31,
  1999:

Life insurance          -   $2,974,247           -    $6,582     $513,996   $348,417     $668,080           -    $120,762        -

YEAR ENDED
 DECEMBER 31,
 1998:

Life insurance          -   $2,763,819           -    $9,258     $805,093   $314,053     $651,963           -    $396,554        -

YEAR ENDED
  DECEMBER 31,
  1997:

Life insurance          -   $2,637,144           -    $8,949   $1,182,783   $282,745     $681,645           -    $685,456        -



                                     Equitable Life Insurance Company of Iowa - Statutory-Basis

                                                      Schedule IV - Reinsurance

                                                       (DOLLARS IN THOUSANDS)

                                                                                                   PERCENTAGE
                                                           CEDED TO       ASSUMED                   OF AMOUNT
                                                GROSS         OTHER    FROM OTHER           NET       ASSUMED
                                               AMOUNT     COMPANIES     COMPANIES        AMOUNT        TO NET
--------------------------------------------------------------------------------------------------------------
Year ended December 31, 1999:
  Life insurance in force                  $8,809,115   $1,039,807              -    $7,769,308              -

  Insurance premiums and charges             $381,068       $6,704       $139,632      $513,996         27.17%

Year ended December 31, 1998:
  Life insurance in force                  $9,392,738   $1,173,560              -    $8,219,178              -

  Insurance premiums and charges             $725,093       $7,040        $87,040      $805,093         10.81%

Year ended December 31, 1997:
  Life insurance in force                  $9,808,737   $1,282,369              -    $8,526,368              -

  Insurance premiums and charges           $1,053,793       $6,995       $135,985    $1,182,783         11.50%

                              FINANCIAL STATEMENTS
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1999
                       WITH REPORT OF INDEPENDENT AUDITORS

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 1999

                                TABLE OF CONTENTS

Report of Independent Auditors............................................1

Audited Financial Statements

Statement of Net Assets...................................................2
Statements of Operations..................................................3
Statements of Changes in Net Assets.......................................7
Notes to Financial Statements............................................15

                         Report of Independent Auditors

The Board of Directors and Participants
Equitable Life Insurance Company of Iowa

We have audited the accompanying statement of net assets of Equitable Life Insurance Company of Iowa Separate Account A (comprised of the Fully Managed, Rising Dividends, Small Cap, Equity Income, Hard Assets, Real Estate, All-Growth, Capital Appreciation, Value Equity, Strategic Equity, Growth Opportunities, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth, Growth, Global Fixed Income, Limited Maturity Bond, Liquid Asset, Money Market, Mortgage-Backed Securities, Advantage, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, International Equity, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, and Select Income Accounts) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1999, and the results of its operations and changes in its net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000



                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                       STATEMENT OF NET ASSETS
                                                          DECEMBER 31, 1999
                                                       (DOLLARS IN THOUSANDS)

                                                                                                              COMBINED
                                                                                                           --------------
  ASSETS
    Investments at net asset value:
     The GCG Trust:
       Fully Managed Series, 1,098,808 shares (cost - $17,617)........................................          $16,537
       Rising Dividends Series, 3,087,888 shares (cost - $68,239).....................................           76,703
       Small Cap Series, 1,604,660 shares (cost - $27,160)............................................           37,613
       Equity Income Series, 244,719 shares (cost - $3,157)...........................................            2,751
       Hard Assets Series, 81,030 shares (cost - $935)................................................              955
       Real Estate Series, 61,102 shares (cost - $848)................................................              741
       All-Growth Series, 61,910 shares (cost - $1,140)...............................................            1,557
       Capital Appreciation Series, 178,748 shares (cost - $3,454)....................................            3,579
       Value Equity Series, 97,367 shares (cost - $1,593).............................................            1,512
       Strategic Equity Series, 285,483 shares (cost - $4,729)........................................            5,696
       Growth Opportunities Series, 21,854 shares (cost - $238).......................................              243
       Developing World Series, 416,506 shares (cost - $3,964)........................................            4,815
       Mid-Cap Growth Series, 7,990,931 shares (cost - $152,663)......................................          236,452
       Research Series, 14,890,249 shares (cost - $274,608)...........................................          369,426
       Total Return Series, 13,607,442 shares (cost - $200,280).......................................          214,998
       Capital Growth Series, 7,161,440 shares (cost - $105,940)......................................          132,629
       Growth Series, 7,093,925 shares (cost - $116,768)..............................................          195,012
       Global Fixed Income Series, 899,713 shares (cost - $9,969).....................................            9,051
       Limited Maturity Bond Series, 3,572,016 shares (cost - $38,406)................................           37,221
       Liquid Asset Series, 53,181,055 shares (cost - $53,181)........................................           53,181
     PIMCO Variable Insurance Trust:
       PIMCO High Yield Bond Portfolio, 479,084 shares (cost - $4,511)................................            4,398
       PIMCO StocksPLUS Growth and Income Portfolio, 601,269 shares (cost - $8,061)...................            8,154
     Warburg Pincus Trust:
       International Equity Portfolio 3,483,315 shares (cost - $40,613)...............................           58,172
     Travelers Series Fund, Inc.:
       Smith Barney Large Cap Value Portfolio, 5,347,433 shares (cost - $99,831)......................          104,328
       Smith Barney International Equity Portfolio, 1,940,441 shares (cost - $26,159).................           44,572
       Smith Barney High Income Portfolio, 1,743,152 shares (cost - $22,550)..........................           21,057
       Smith Barney Money Market Portfolio, 17,405,677 shares (cost - $17,406)........................           17,406
     Greenwich Street Series Fund Inc.:
       Appreciation Portfolio, 3,939,586 shares (cost - $78,083)......................................           92,147
     Smith Barney Concert Allocation Series Inc.:
       Select High Growth Portfolio, 3,086,980 shares (cost - $36,106)................................           48,465
       Select Growth Portfolio, 5,007,356 shares (cost - $58,410).....................................           71,104
       Select Balanced Portfolio, 4,736,660 shares (cost - $54,366)...................................           58,498
       Select Conservative Portfolio, 1,231,919 shares (cost - $14,140)...............................           14,426
       Select Income Portfolio, 524,935 shares (cost - $6,003)........................................            5,911
                                                                                                           --------------
  TOTAL NET ASSETS (cost - $1,551,128)................................................................       $1,949,310
                                                                                                           ==============







See accompanying notes.


                                                                  2


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 1999
                                                       (DOLLARS IN THOUSANDS)



                                                               Fully        Rising        Small       Equity          Hard
                                                             Managed     Dividends          Cap       Income        Assets
                                                             Account       Account      Account      Account       Account
                                                             --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
    Income:
      Dividends ........................................        $659          $388         $736         $134            $4
      Capital gains distributions ......................         577         1,599          332          148            --
                                                             --------------------------------------------------------------
    TOTAL INVESTMENT INCOME ............................       1,236         1,987        1,068          282             4

    Expenses:
      Mortality and expense risk charges ...............         231         1,028          362           28            13
      Annual contract charges ..........................          13            52           20            1            --
      Transfer charges .................................          --            --            1           --            --
                                                             --------------------------------------------------------------
    TOTAL EXPENSES .....................................         244         1,080          383           29            13
                                                             --------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .......................         992           907          685          253            (9)

REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss) on investments ............         (74)        2,404        3,671          (37)            7
    Net unrealized appreciation (depreciation)
      of investments ...................................        (139)        6,276        7,324         (350)           82
                                                             --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..........................        $779        $9,587      $11,680        $(134)          $80
                                                             ==============================================================


                                                                Real          All-      Capital        Value     Strategic
                                                              Estate        Growth Appreciation       Equity        Equity
                                                             Account       Account      Account      Account       Account
                                                             --------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
    Income:
      Dividends ........................................         $31          $233          $61          $15            $6
      Capital gains distributions ......................          20            61          323           29            15
                                                             --------------------------------------------------------------
    TOTAL INVESTMENT INCOME ............................          51           294          384           44            21

    Expenses:
      Mortality and expense risk charges ...............           8            13           34           13            17
      Annual contract charges ..........................          --             1            2           --             1
      Transfer charges .................................          --            --           --           --             1
                                                             --------------------------------------------------------------
    TOTAL EXPENSES .....................................           8            14           36           13            19
                                                             --------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .......................          43           280          348           31             2

REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss) on investments ............         (18)          201           80          (43)          181
    Net unrealized appreciation (depreciation)
      of investments ...................................         (71)          325          137          (84)          966
                                                             --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..........................        $(46)         $806         $565         $(96)       $1,149
                                                             ==============================================================


See accompanying notes.
                                                                  3


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 1999
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                 Growth        Devel-          Mid-
                                                                Opport-         oping            Cap                       Total
                                                                unities         World         Growth      Research        Return
                                                                Account       Account        Account       Account       Account
                                                                -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ............................................            $6          $129       $18,619        $4,370        $6,108
    Capital gains distributions ..........................             5            --         1,047         1,581           849
                                                                -----------------------------------------------------------------
   TOTAL INVESTMENT INCOME ...............................            11           129        19,666         5,951         6,957

   Expenses:
    Mortality and expense risk charges ...................             5            32         2,180         4,611         3,172
    Annual contract charges ..............................            --             1           129           265           171
    Transfer charges .....................................            --            --             5            --            --
                                                                -----------------------------------------------------------------
  TOTAL EXPENSES .........................................             5            33         2,314         4,876         3,343
                                                                -----------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS) ...........................             6            96        17,352         1,075         3,614

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
  Net realized gain (loss) on investments ................            37            83        17,767        13,896         6,060
  Net unrealized appreciation (depreciation)
    of investments .......................................             2           927        65,909        53,593        (5,566)
                                                                -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............................           $45        $1,106      $101,028       $68,564        $4,108
                                                                ================================================================


                                                                                              Global       Limited
                                                                 Capital                       Fixed      Maturity        Liquid
                                                                  Growth        Growth        Income          Bond         Asset
                                                                 Account       Account       Account       Account       Account
                                                                ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ............................................        $6,999        $2,099          $132        $1,323        $2,099
    Capital gains distributions ..........................           211           184            --            --            --
                                                                ----------------------------------------------------------------
   TOTAL INVESTMENT INCOME ...............................         7,210         2,283           132         1,323         2,099

   Expenses:
    Mortality and expense risk charges ...................         1,676         1,694           143           576           634
    Annual contract charges ..............................            97            86             7            25            33
    Transfer charges .....................................            --             3            --            --            18
                                                                ----------------------------------------------------------------
  TOTAL EXPENSES .........................................         1,773         1,783           150           601           685
                                                                ----------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS) ...........................         5,437           500           (18)          722         1,414

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
  Net realized gain (loss) on investments ................         5,738         9,156           (41)          (22)           --
  Net unrealized appreciation (depreciation)
    of investments .......................................        14,767        67,811        (1,065)         (858)           --
                                                                ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............................       $25,942       $77,467       $(1,124)        $(158)       $1,414
                                                                ================================================================


See accompanying notes.
                                                                 4


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 1999
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)


                                                                PIMCO          PIMCO                        Smith         Smith
                                                                 High      StocksPLUS        Inter-        Barney        Barney
                                                                Yield      Growth and      national         Large International
                                                                 Bond          Income        Equity     Cap Value        Equity
                                                              Account         Account       Account       Account       Account
                                                              ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ...........................................         $304           $576          $513            --          $100
    Capital gains distributions .........................           --            251            --        $4,235            --
                                                              ------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..............................          304            827           513         4,235           100

   Expenses:
    Mortality and expense risk charges ..................           52            130           618         1,639           441
    Annual contract charges .............................            2              4            35            87            24
    Transfer charges ....................................           --              1             6            --            --
                                                              ------------------------------------------------------------------
  TOTAL EXPENSES ........................................           54            135           659         1,726           465
                                                              ------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS) ..........................          250            692          (146)        2,509          (365)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
  Net realized gain (loss) on investments ...............          (94)         1,197          (262)        5,712         1,104
  Net unrealized appreciation (depreciation)
    of investments ......................................         (132)          (587)       20,551        (9,618)       16,955
                                                              ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................          $24         $1,302       $20,143       $(1,397)      $17,694
                                                              =================================================================

                                                                 Smith          Smith
                                                                Barney         Barney                      Select
                                                                  High          Money        Appre-          High        Select
                                                                Income         Market       ciation        Growth        Growth
                                                               Account        Account       Account       Account       Account
                                                              ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ...........................................       $1,707           $548            --          $211          $676
    Capital gains distributions .........................           --             --        $1,983           654         1,476
                                                              ------------------------------------------------------------------
   TOTAL INVESTMENT INCOME ..............................        1,707            548         1,983           865         2,152

   Expenses:
    Mortality and expense risk charges ..................          336            164         1,217           606           952
    Annual contract charges .............................           16             13            66            42            59
    Transfer charges ....................................           --             --            --            --            --
                                                              ------------------------------------------------------------------
  TOTAL EXPENSES ........................................          352            177         1,283           648         1,011
                                                              ------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS) ..........................        1,355            371           700           217         1,141

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
  Net realized gain (loss) on investments ...............          136             --         1,592         1,109         1,598
  Net unrealized appreciation (depreciation)
    of investments ......................................       (1,278)            --         6,988         8,680         7,039
                                                              ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................         $213           $371        $9,280       $10,006        $9,778
                                                              ==================================================================

See accompanying notes.
                                                                 5


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED DECEMBER 31, 1999
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                Select             Select           Select
                                                              Balanced       Conservative           Income
                                                               Account            Account          Account           Combined
                                                        ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
    Income:
     Dividends ....................................             $1,063               $349              $185           $50,383
     Capital gains distributions ..................              1,915                250                54            17,799
                                                        ------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME .......................              2,978                599               239            68,182

    Expenses:
     Mortality and expense risk charges ...........                856                219                97            23,797
     Annual contract charges ......................                 42                  9                 4             1,307
     Transfer charges .............................                 --                 --                --                35
                                                        ------------------------------------------------------------------------
   TOTAL EXPENSES .................................                898                228               101            25,139
                                                        ------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ...................              2,080                371               138            43,043

 REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
   Net realized gain (loss) on investments ........              1,331                276                33            72,778
   Net unrealized appreciation (depreciation)
     of investments ...............................                814               (184)             (216)          258,998
                                                        ------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .....................             $4,225               $463              $(45)         $374,819
                                                        ========================================================================


















See accompanying notes.
                                                                 6


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                                  Fully         Rising                        Equity          Hard
                                                                 Managed      Dividends       Small Cap       Income         Assets
                                                                 Account       Account         Account       Account(f)   Account(e)
                                                               ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...........................        $8,456        $31,374        $11,401             --             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................         1,149          1,715           (216)           $92            $29
    Net realized gain (loss) on investments .............           112          2,850            670             (4)            (3)
    Net unrealized appreciation (depreciation)
      of investments ....................................          (822)           586          2,477            (56)           (62)
                                                               ---------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................           439          5,151          2,931             32            (36)

 Changes from principal transactions:
    Purchase payments ...................................         3,805         12,608          3,110            139              7
    Contract distributions and terminations .............          (793)        (2,631)          (902)           (12)            --
    Transfer payments from (to) other Accounts
      and Fixed Account .................................         4,108         19,883          3,598            799            370
                                                               ---------------------------------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions ........................         7,120         29,860          5,806            926            377
                                                               ---------------------------------------------------------------------
 Total increase (decrease) ..............................         7,559         35,011          8,737            958            341
                                                               ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 .........................        16,015         66,385         20,138            958            341

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................           992            907            685            253             (9)
    Net realized gain (loss) on investments .............           (74)         2,404          3,671            (37)             7
    Net unrealized appreciation (depreciation)
     of investments .....................................          (139)         6,276          7,324           (350)            82
                                                               ---------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................           779          9,587         11,680           (134)            80

 Changes from principal transactions:
    Purchase payments ...................................         1,577          7,021          2,443            458             34
    Contract distributions and terminations .............        (1,214)        (4,337)        (1,588)          (119)           (38)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................          (620)        (1,953)         4,940          1,588            538
                                                               ---------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .......................          (257)           731          5,795          1,927            534
                                                               ---------------------------------------------------------------------
 Total increase (decrease) ..............................           522         10,318         17,475          1,793            614
                                                               ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 .........................       $16,537        $76,703        $37,613         $2,751           $955
                                                               =====================================================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes
                                                                7


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                    Real          All-         Capital         Value      Strategic
                                                                   Estate        Growth      Appreciation     Equity       Equity
                                                                  Account(g)    Account(d)    Account(c)    Account(c)    Account(c)
                                                                --------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...........................            --             --             --             --             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................           $33             --           $140             $4            $10
    Net realized gain (loss) on investments .............           (15)          $(93)            (9)            --             (6)
    Net unrealized appreciation (depreciation)
      of investments ....................................           (36)            92            (12)             3              1
                                                                --------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................           (18)            (1)           119              7              5

 Changes from principal transactions:
    Purchase payments ...................................            89             19            120             18             27
    Contract distributions and terminations .............            --             (2)           (10)            --             (2)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................           181            376          1,445            222            143
                                                                --------------------------------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions ........................           270            393          1,555            240            168
                                                                --------------------------------------------------------------------
 Total increase (decrease) ..............................           252            392          1,674            247            173
                                                                --------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 .........................           252            392          1,674            247            173

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................            43            280            348             31              2
    Net realized gain (loss) on investments .............           (18)           201             80            (43)           181
    Net unrealized appreciation (depreciation)
      of investments ....................................           (71)           325            137            (84)           966
                                                                --------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................           (46)           806            565            (96)         1,149

 Changes from principal transactions:
    Purchase payments ...................................           126            105            736            162            346
    Contract distributions and terminations .............           (19)           (60)          (408)          (100)           (72)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................           428            314          1,012          1,299          4,100
                                                                --------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .......................           535            359          1,340          1,361          4,374
                                                                --------------------------------------------------------------------
 Total increase (decrease) ..............................           489          1,165          1,905          1,265          5,523
                                                                --------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 .........................          $741         $1,557         $3,579         $1,512         $5,696
                                                                ====================================================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes.
                                                                 8


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                Growth          Deve-          Mid-
                                                                Oppor-         loping          Cap                           Total
                                                               tunities         World         Growth        Research        Return
                                                               Account(a)     Account(a)      Account        Account        Account
                                                              ----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...........................            --             --        $89,357       $204,520       $148,852

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................          $(13)           $(5)         6,072         17,766         13,009
    Net realized gain (loss) on investments .............          (121)           (58)         2,477         10,709          1,329
    Net unrealized appreciation (depreciation)
      of investments ....................................             3            (76)        11,890         21,352          3,006
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................          (131)          (139)        20,439         49,827         17,344

 Changes from principal transactions:
    Purchase payments ...................................            23             22         21,460         53,892         41,331
    Contract distributions and terminations .............           (18)            (9)        (6,410)       (15,480)       (10,918)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................           199            722          8,010         32,016         24,799
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions ........................           204            735         23,060         70,428         55,212
                                                              ----------------------------------------------------------------------
 Total increase (decrease) ..............................            73            596         43,499        120,255         72,556
                                                              ----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 .........................            73            596        132,856        324,775        221,408

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................             6             96         17,352          1,075          3,614
    Net realized gain (loss) on investments .............            37             83         17,767         13,896          6,060
    Net unrealized appreciation (depreciation)
      of investments ....................................             2            927         65,909         53,593         (5,566)
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................            45          1,106        101,028         68,564          4,108

 Changes from principal transactions:
    Purchase payments ...................................            89            106          7,914         14,614         12,379
    Contract distributions and terminations .............            (7)          (133)       (10,673)       (21,297)       (15,570)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................            43          3,140          5,327        (17,230)        (7,327)
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .......................           125          3,113          2,568        (23,913)       (10,518)
                                                              ---------------------------------------------------------------------
 Total increase (decrease) ..............................           170          4,219        103,596         44,651         (6,410)
                                                              ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 .........................          $243         $4,815       $236,452       $369,426       $214,998
                                                              ======================================================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes
                                                                 9


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                                               Global         Limited
                                                                Capital                         Fixed        Maturity       Liquid
                                                                 Growth         Growth         Income            Bond        Asset
                                                                Account        Account        Account       Account(h)   Account(h)
                                                              ----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...........................       $87,809        $56,373        $11,905             --             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................         2,265          3,858            294         $1,085           $547
    Net realized gain (loss) on investments .............         2,020          2,697           (123)           144             --
    Net unrealized appreciation (depreciation)
      of investments ....................................         5,110          9,110            967           (327)            --
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................         9,395         15,665          1,138            902            547

 Changes from principal transactions:
    Purchase payments ...................................        14,922         11,209          1,025          2,329         25,410
    Contract distributions and terminations .............        (5,781)        (3,821)          (938)          (868)        (3,992)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................        10,446          6,551           (739)        41,705         11,533
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions ........................        19,587         13,939           (652)        43,166         32,951
                                                              ----------------------------------------------------------------------
 Total increase (decrease) ..............................        28,982         29,604            486         44,068         33,498
                                                              ----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 .........................       116,791         85,977         12,391         44,068         33,498

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................         5,437            500            (18)           722          1,414
    Net realized gain (loss) on investments .............         5,738          9,156            (41)           (22)            --
    Net unrealized appreciation (depreciation)
      of investments ....................................        14,767         67,811         (1,065)          (858)            --
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................        25,942         77,467         (1,124)          (158)         1,414

 Changes from principal transactions:
    Purchase payments ...................................         7,256          9,250            518          2,859         44,902
    Contract distributions and terminations .............        (8,144)        (7,239)          (869)        (2,742)       (21,224)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................        (9,216)        29,557         (1,865)        (6,806)        (5,409)
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .......................       (10,104)        31,568         (2,216)        (6,689)        18,269
                                                              ----------------------------------------------------------------------
 Total increase (decrease) ..............................        15,838        109,035         (3,340)        (6,847)        19,683
                                                              ----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 .........................      $132,629       $195,012         $9,051        $37,221        $53,181
                                                              ======================================================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes.
                                                                 10


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                                                                             PIMCO
                                                                               Mortgage                       PIMCO       StocksPLUS
                                                                  Money        -Backed                         High       Growth and
                                                                 Market       Securities     Advantage      Yield Bond      Income
                                                                Account         Account       Account       Account(b)    Account(a)
                                                              ----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...........................       $35,584        $17,673        $17,828             --             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................           836            881            703            $49           $109
    Net realized gain (loss) on investments .............            --           (393)          (504)           (83)          (275)
    Net unrealized appreciation (depreciation)
      of investments ....................................            --            (57)           281             19            680
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................           836            431            480            (15)           514

 Changes from principal transactions:
    Purchase payments ...................................        76,038          2,518          2,759            344            197
    Contract distributions and terminations .............        (3,609)        (1,175)        (1,057)           (79)           (43)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................      (108,849)       (19,447)       (20,010)         1,776          5,706
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions ........................       (36,420)       (18,104)       (18,308)         2,041          5,860
                                                              ----------------------------------------------------------------------
 Total increase (decrease) ..............................       (35,584)       (17,673)       (17,828)         2,026          6,374
                                                              ----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 .........................            --             --             --          2,026          6,374

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................            --             --             --            250            692
    Net realized gain (loss) on investments .............            --             --             --            (94)         1,197
    Net unrealized appreciation (depreciation)
      of investments ....................................            --             --             --           (132)          (587)
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................            --             --             --             24          1,302

 Changes from principal transactions:
    Purchase payments ...................................            --             --             --             704          1,034
    Contract distributions and terminations .............            --             --             --           (190)          (535)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................            --             --             --          1,834            (21)
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .......................            --             --             --          2,348            478
                                                              ----------------------------------------------------------------------
 Total increase (decrease) ..............................            --             --             --          2,372          1,780
                                                              ----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 .........................            --             --             --         $4,398         $8,154
                                                              ======================================================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes
                                                                 11


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                               Smith           Smith          Smith           Smith
                                                                 Inter-        Barney          Barney         Barney         Barney
                                                                national      Large Cap    International       High           Money
                                                                 Equity         Value          Equity         Income         Market
                                                                 Account       Account        Account        Account        Account
                                                             -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...........................       $38,713        $74,830        $23,573        $21,190        $12,539

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................          (408)         2,561           (417)         1,408            475
    Net realized gain (loss) on investments .............          (163)         1,156            311            262             --
    Net unrealized appreciation (depreciation)
      of investments ....................................         1,958          2,545            854         (2,115)            --
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................         1,387          6,262            748           (445)           475

 Changes from principal transactions:
    Purchase payments ...................................         4,921         31,229          5,760          6,314         89,101
    Contract distributions and terminations .............        (2,836)        (5,874)        (1,469)        (1,655)        (1,272)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................           718         13,079          1,292            773        (92,088)
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions ........................         2,803         38,434          5,583          5,432         (4,259)
                                                              ----------------------------------------------------------------------
 Total increase (decrease) ..............................         4,190         44,696          6,331          4,987         (3,784)
                                                              ----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 .........................        42,903        119,526         29,904         26,177          8,755

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) ........................          (146)         2,509           (365)         1,355            371
    Net realized gain (loss) on investments .............          (262)         5,712          1,104            136             --
    Net unrealized appreciation (depreciation)
      of investments ....................................        20,551         (9,618)        16,955         (1,278)            --
                                                              ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .........................        20,143         (1,397)        17,694            213            371

 Changes from principal transactions:
    Purchase payments ...................................         2,242          2,935            634            405            983
    Contract distributions and terminations .............        (2,769)        (8,219)        (2,093)        (1,687)       (10,862)
    Transfer payments from (to) other Accounts
      and Fixed Account .................................        (4,347)        (8,517)        (1,567)        (4,051)        18,159
                                                              ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .......................        (4,874)       (13,801)        (3,026)        (5,333)         8,280
                                                              ----------------------------------------------------------------------
 Total increase (decrease) ..............................        15,269        (15,198)        14,668         (5,120)         8,651
                                                              ----------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 .........................       $58,172       $104,328        $44,572        $21,057        $17,406
                                                              ======================================================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes.
                                                                 12


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                         Select
                                                                          High            Select           Select
                                                    Appreciation         Growth           Growth          Balanced
                                                       Account          Account          Account           Account
                                                 ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................         $30,521          $20,288          $30,577          $29,507

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) .............           2,598             (269)            (223)             147
    Net realized gain (loss) on investments ..             174              178              176              222
    Net unrealized appreciation (depreciation)
      of investments .........................           5,958            3,569            4,753            2,200
                                                 ------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............           8,730            3,478            4,706            2,569

 Changes from principal transactions:
    Purchase payments ........................          27,017           13,012           21,314           21,186
    Contract distributions and terminations ..          (2,431)          (1,833)          (2,023)          (2,310)
    Transfer payments from (to) other Accounts
      and Fixed Account ......................          16,280            6,371           11,381           10,313
                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions .............          40,866           17,550           30,672           29,189
                                                 ------------------------------------------------------------------
 Total increase (decrease) ...................          49,596           21,028           35,378           31,758
                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............          80,117           41,316           65,955           61,265

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) .............             700              217            1,141            2,080
    Net realized gain (loss) on investments ..           1,592            1,109            1,598            1,331
    Net unrealized appreciation (depreciation)
      of investments .........................           6,988            8,680            7,039              814
                                                 ------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............           9,280           10,006            9,778            4,225

 Changes from principal transactions:
    Purchase payments ........................           2,612            1,000            1,580            1,466
    Contract distributions and terminations ..          (5,374)          (2,771)          (3,792)          (4,555)
    Transfer payments from (to) other Accounts
      and Fixed Account ......................           5,512           (1,086)          (2,417)          (3,903)
                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............           2,750           (2,857)          (4,629)          (6,992)
                                                 ------------------------------------------------------------------
 Total increase (decrease) ...................          12,030            7,149            5,149           (2,767)
                                                 ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............         $92,147          $48,465          $71,104          $58,498
                                                 ==================================================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes
                                                                 13


                                              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                                         SEPARATE ACCOUNT A
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       Select            Select
                                                    Conservative         Income
                                                       Account          Account        Combined
                                                   ----------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ................          $7,430           $2,767       $1,013,067

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) .............              74               28           56,386
    Net realized gain (loss) on investments ..             107              118           23,862
    Net unrealized appreciation (depreciation)
      of investments .........................             224               23           74,098
                                                   ----------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............             405              169          154,346

 Changes from principal transactions:
    Purchase payments ........................           5,520            2,142          500,937
    Contract distributions and terminations ..            (727)            (300)         (81,280)
    Transfer payments from (to) other Accounts
      and Fixed Account ......................           3,699            2,609              (30)
                                                   ----------------------------------------------
    Increase (decrease) in net assets derived
     from principal transactions .............           8,492            4,451          419,627
                                                   ----------------------------------------------
 Total increase (decrease) ...................           8,897            4,620          573,973
                                                   ----------------------------------------------
NET ASSETS AT DECEMBER 31, 1998 ..............          16,327            7,387        1,587,040

INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income (loss) .............             371              138           43,043
    Net realized gain (loss) on investments ..             276               33           72,778
    Net unrealized appreciation (depreciation)
      of investments .........................            (184)            (216)         258,998
                                                   ----------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ..............             463              (45)         374,819

 Changes from principal transactions:
    Purchase payments ........................             148              178          128,816
    Contract distributions and terminations ..          (1,438)            (641)        (140,779)
    Transfer payments from (to) other Accounts
      and Fixed Account ......................          (1,074)            (968)            (586)
                                                   ----------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ............          (2,364)          (1,431)         (12,549)
                                                   ----------------------------------------------
 Total increase (decrease) ...................          (1,901)          (1,476)         362,270
                                                   ----------------------------------------------
NET ASSETS AT DECEMBER 31, 1999 ..............         $14,426           $5,911       $1,949,310
                                                   ==============================================

(a) Commencement of operations, June 8, 1998.
(b) Commencement of operations, June 9, 1998.
(c) Commencement of operations, June 16, 1998.
(d) Commencement of operations, June 19, 1998.
(e) Commencement of operations, June 23, 1998.
(f) Commencement of operations, June 24, 1998.
(g) Commencement of operations, July 2, 1998.
(h) Commencement of operations, August 14, 1998.

See accompanying notes.

                                                                 14

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
Equitable  Life  Insurance  Company of Iowa  Separate  Account A (the  "Separate
Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") in accordance with the provisions of Iowa Insurance laws to support the operations of variable annuity contracts
("Contracts"). The Company is engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Separate Account or the Equitable Life Fixed Interest Division, which is not part of the Account, as directed by the Contractowners. The portion of the Separate Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business the Company may conduct, but obligations of the Separate Account, including the promise to make benefit payments, are obligations of the Company. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company.

At December 31, 1999, the Separate Account had, under the Company's Equi-Select Variable Annuity product, twenty-three investment divisions: Fully Managed, Rising Dividends, Small Cap, Equity Income (formerly Multiple Allocation), Hard Assets, Real Estate, All-Growth, Capital Appreciation, Value Equity, Strategic Equity, Growth Opportunities, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth (formerly Growth & Income), Growth (formerly Value + Growth), Global Fixed Income, Limited Maturity Bond, Liquid Asset, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, and International Equity. The Separate Account also had, under the Company's PrimElite variable annuity contracts, thirteen investment divisions: Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Research, Mid-Cap Growth, and Total Return (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series", which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Warburg Pincus Trust, Travelers Series Fund, Inc., Greenwich Street Series Fund Inc., or Smith Barney Concert Allocation Series Inc. (the "Trusts").

Prior to August 14, 1998, the Separate Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, the Company requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

    Equi-Select Series Trust                        The GCG Trust
      Investment Division                        Investment Division
-----------------------------------  -------------------------------------------

International Fixed Income            Global Fixed Income
OTC                                   Mid-Cap Growth
Research                              Research
Total Return                          Total Return
Value + Growth                        Growth (formerly Value + Growth)
Growth & Income                       Capital Growth (formerly Growth & Income)
Money Market                          Liquid Asset
Advantage                             Limited Maturity Bond
Mortgage-Backed Securities            Limited Maturity Bond

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Separate Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Separate Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Separate Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of the Company.

NOTE 3 -  CHARGES AND FEES
Under the terms of the Contracts, certain charges are allocated to the Contracts
to  cover  the  Company's   expenses  in   connection   with  the  issuance  and
administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES: The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each account.

ANNUAL CONTRACT CHARGES: An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

OTHER CHARGES: A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

PREMIUM TAXES: Premium taxes are deductible, where applicable, from the purchase payment or Contract value. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                               YEAR ENDED DECEMBER 31
                                                         --------------------------------------------------------------------
                                                                      1999                                1998
                                                         --------------------------------    --------------------------------
                                                             PURCHASES          SALES            PURCHASES         SALES
                                                         --------------------------------    --------------------------------
                                                                               (DOLLARS IN THOUSANDS)

The GCG Trust:
   Fully Managed Series..............................           $4,445          $3,710              $9,624         $1,355
   Rising Dividends Series...........................           15,685          14,047              51,527         19,952
   Small Cap Series..................................           19,454          12,974               8,246          2,656
   Equity Income Series..............................            4,299           2,119               1,182            164
   Hard Assets Series................................            1,968           1,443                 425             19
   Real Estate Series................................              989             411                 385             82
   All-Growth Series.................................            1,863           1,224                 781            388
   Capital Appreciation Series.......................            3,174           1,486               2,002            307
   Value Equity Series...............................            2,901           1,509                 286             42
   Strategic Equity Series...........................            7,806           3,430                 309            131
   Growth Opportunities Series.......................            1,187           1,056               2,664          2,473
   Developing World Series...........................            5,121           1,912                 946            216
   Mid-Cap Growth Series.............................           71,212          51,292              44,788         15,656
   Research Series...................................           27,919          50,757             127,660         39,466
   Total Return Series...............................           15,329          22,233              72,857          4,635
   Capital Growth Series.............................           16,789          21,456              30,641          8,788
   Growth Series.....................................           56,250          24,182              29,385         11,589
   Global Fixed Income Series........................            1,073           3,307               5,424          5,781
   Limited Maturity Bond Series......................            6,501          12,468              51,261          7,010
   Liquid Asset Series...............................          165,353         145,670              87,725         54,227
Equi-Select Series Trust:
   Money Market Portfolio............................               --              --              86,796        122,381
   Mortgage-Backed Securities Portfolio..............               --              --               8,562         25,785
   Advantage Portfolio...............................               --              --               8,835         26,440
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Portfolio...................            5,433           2,835               3,596          1,506
   PIMCO StocksPLUS Growth and Income Portfolio......           19,186          18,016              12,759          6,790
Warburg Pincus Trust:
   International Equity Portfolio....................           20,266          25,286              17,162         14,768
Travelers Series Fund Inc.:
   Smith Barney Large Cap Value Portfolio............            6,045          17,337              44,353          3,358
   Smith Barney International Equity Portfolio.......            1,366           4,757               6,693          1,528
   Smith Barney High Income Portfolio................            2,386           6,364               9,275          2,435
   Smith Barney Money Market Portfolio...............           16,690           8,039              30,717         34,501
Greenwich Street Series Fund Inc.:
   Appreciation Portfolio............................            9,179           5,729              44,307            843
Smith Barney Concert Allocation Series Inc.:
   Select High Growth Portfolio......................            2,154           4,794              18,596          1,315
   Select Growth Portfolio...........................            4,056           7,544              31,845          1,396
   Select Balanced Portfolio.........................            4,571           9,483              30,984          1,648
   Select Conservative Portfolio.....................            2,153           4,146               9,676          1,109
   Select Income Portfolio...........................            1,559           2,852               6,263          1,784
                                                         --------------------------------------------------------------------
COMBINED.............................................         $524,362        $493,868            $898,537       $422,524
                                                         ====================================================================



                                                                 17

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Account.

                                                                                YEAR ENDED DECEMBER 31
                                                            ----------------------------------------------------------------
                                                                        1999                              1998
                                                            ------------------------------    ------------------------------
                                                               PURCHASES         SALES           PURCHASES          SALES
                                                            ------------------------------    ------------------------------
  Fully Managed Account.................................         155,124         171,183           415,506          65,524
  Rising Dividends Account..............................         592,790         559,800         2,298,686         924,156
  Small Cap Account.....................................       1,078,799         741,108           618,642         193,209
  Equity Income Account.................................         179,040          94,604            51,481           7,827
  Hard Assets Account...................................         117,779          86,775            25,039           1,191
  Real Estate Account...................................          42,633          18,268            15,745           4,199
  All-Growth Account....................................          92,212          68,822            60,683          35,292
  Capital Appreciation Account..........................         107,369          56,865            82,324          13,981
  Value Equity Account..................................         149,982          80,183            15,786           2,297
  Strategic Equity Account..............................         455,962         208,276            21,564           9,439
  Growth Opportunities Account..........................         111,727          98,033           270,682         263,087
  Developing World Account..............................         556,159         223,295           111,903          30,064
  Mid-Cap Growth Account................................       1,977,155       1,929,530         1,879,776         780,588
  Research Account......................................         995,538       2,008,481         5,268,372       1,920,639
  Total Return Account..................................         533,587       1,125,269         3,511,941         259,576
  Capital Growth Account................................         572,132       1,140,101         1,734,756         568,098
  Growth Account........................................       2,733,457       1,196,162         1,765,516         815,520
  Global Fixed Income Account...........................          80,790         260,006           395,321         451,759
  Limited Maturity Bond Account.........................         321,162         723,202         3,039,891         411,898
  Liquid Asset Account..................................      11,242,007       9,985,666         6,141,878       3,803,497
  Money Market Account..................................              --              --         7,569,194      10,747,917
  Mortgage-Backed Securities Account....................              --              --           611,798       2,038,976
  Advantage Account.....................................              --              --           670,856       2,176,599
  PIMCO High Yield Bond Account.........................         506,619         278,024           355,691         154,763
  PIMCO StocksPLUS Growth and Income Account............       1,581,437       1,534,128         1,297,234         723,512
  International Equity Account..........................       1,764,148       2,196,793         1,634,599       1,373,413
  Smith Barney Large Cap Value Account..................         103,664         817,754         2,168,737         168,260
  Smith Barney International Equity Account.............          79,694         286,598           464,869         104,400
  Smith Barney High Income Account......................          53,152         447,473           550,700         168,562
  Smith Barney Money Market Account.....................       1,402,757         690,421         2,711,312       3,083,869
  Appreciation Account..................................         449,092         296,267         2,735,366          47,380
  Select High Growth Account............................         110,707         329,633         1,597,345         111,607
  Select Growth Account.................................         165,026         529,607         2,714,011         114,641
  Select Balanced Account...............................         141,552         716,641         2,654,996         128,467
  Select Conservative Account...........................         135,428         339,916           839,363          93,236
  Select Income Account.................................         117,175         243,234           549,282         155,185
                                                            ----------------------------------------------------------------
  COMBINED..............................................      28,705,855      29,482,118        56,850,845      31,952,628
                                                            ================================================================


                                                                 18

NOTE 6 - NET ASSETS
Investments at net asset value at December 31, 1999 consisted of the following:

                                          FULLY         RISING           SMALL           EQUITY            HARD           REAL
                                         MANAGED       DIVIDENDS          CAP            INCOME           ASSETS         ESTATE
                                         ACCOUNT        ACCOUNT         ACCOUNT          ACCOUNT         ACCOUNT        ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
 Unit transactions...............        $14,857        $59,140         $22,172           $2,853            $911          $805
 Accumulated net investment
   income (loss) and net
   realized gain (loss)
   on investments................          2,760          9,099           4,988              304              24            43
 Net unrealized appreciation
  (depreciation) of investments..         (1,080)         8,464          10,453             (406)             20          (107)
                                    -----------------------------------------------------------------------------------------------
                                         $16,537        $76,703         $37,613           $2,751            $955          $741
                                    ===============================================================================================

                                         ALL-           CAPITAL           VALUE        STRATEGIC          GROWTH       DEVELOPING
                                        GROWTH        APPRECIATION       EQUITY          EQUITY       OPPORTUNITIES       WORLD
                                        ACCOUNT         ACCOUNT          ACCOUNT         ACCOUNT          ACCOUNT        ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
 Unit transactions...............           $752         $2,895          $1,601           $4,542            $329        $3,848
 Accumulated net investment
  income (loss) and net
  realized gain (loss)
  on investments.................            388            559              (8)             187             (91)          116
 Net unrealized appreciation
  (depreciation) of investments..            417            125             (81)             967               5           851
                                    -----------------------------------------------------------------------------------------------
                                          $1,557         $3,579          $1,512           $5,696            $243        $4,815
                                    ===============================================================================================

                                                                                                                          GLOBAL
                                        MID-CAP                           TOTAL          CAPITAL                          FIXED
                                        GROWTH          RESEARCH         RETURN          GROWTH         GROWTH            INCOME
                                        ACCOUNT          ACCOUNT         ACCOUNT         ACCOUNT        ACCOUNT          ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
 Unit transactions...............      $100,481         $221,108        $170,816         $83,093        $99,956          $8,690
 Accumulated net investment
  income (loss) and net
  realized gain (loss)
  on investments.................        52,182           53,500          29,464          22,847         16,812           1,279
 Net unrealized appreciation
  (depreciation) of investments..        83,789           94,818          14,718          26,689         78,244            (918)
                                   ------------------------------------------------------------------------------------------------
                                       $236,452         $369,426        $214,998        $132,629       $195,012          $9,051
                                   ================================================================================================

                                                                                        PIMCO                           SMITH
                                       LIMITED                            PIMCO       STOCKSPLUS                        BARNEY
                                       MATURITY          LIQUID        HIGH YIELD     GROWTH AND    INTERNATIONAL      LARGE CAP
                                         BOND             ASSET           BOND          INCOME          EQUITY           VALUE
                                       ACCOUNT           ACCOUNT         ACCOUNT        ACCOUNT         ACCOUNT         ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
 Unit transactions...............       $36,477          $51,220          $4,389          $6,338         $39,120        $88,013
 Accumulated net investment
  income (loss) and net
  realized gain (loss)
  on investments.................         1,929            1,961             122           1,723           1,493         11,818
 Net unrealized appreciation
  (depreciation) of investments..        (1,185)              --            (113)             93          17,559          4,497
                                   ------------------------------------------------------------------------------------------------
                                        $37,221          $53,181          $4,398          $8,154         $58,172       $104,328
                                   ================================================================================================

                                                                 19


                                         SMITH          SMITH           SMITH
                                         BARNEY         BARNEY          BARNEY                           SELECT
                                      INTERNATIONAL      HIGH            MONEY                            HIGH           SELECT
                                         EQUITY         INCOME          MARKET         APPRECIATION      GROWTH          GROWTH
                                         ACCOUNT        ACCOUNT         ACCOUNT           ACCOUNT        ACCOUNT         ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
 Unit transactions...............        $25,802        $19,063         $16,248            $70,920      $34,931          $55,857
 Accumulated net investment
  income (loss) and net
  realized gain (loss)
  on investments.................            357          3,487           1,158              7,163        1,175            2,553
 Net unrealized appreciation
  (depreciation) of investments..         18,413         (1,493)             --             14,064       12,359           12,694
                                   -------------------------------------------------------------------------------------------------
                                         $44,572        $21,057         $17,406            $92,147      $48,465          $71,104
                                   =================================================================================================

                                        SELECT           SELECT          SELECT
                                       BALANCED       CONSERVATIVE       INCOME
                                        ACCOUNT          ACCOUNT         ACCOUNT           COMBINED
                                   -------------------------------------------------------------------
                                                     (DOLLARS IN THOUSANDS)
 Unit transactions...............       $50,732          $13,324          $5,680          $1,316,963
 Accumulated net investment
  income (loss) and net
  realized gain (loss)
  on investments.................         3,634              816             323             234,165
 Net unrealized appreciation
  (depreciation) of investments..         4,132              286             (92)            398,182
                                   -------------------------------------------------------------------
                                        $58,498          $14,426          $5,911          $1,949,310
                                   ===================================================================


                                                                 20

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding as of December 31, 1999 follows:

                                                                                              EXTENDED
                        ACCOUNT                             UNITS         UNIT VALUE           VALUE
------------------------------------------------------------------------------------------------------------
                                                                                           (IN THOUSANDS)

   Fully Managed...................................          763,935         $21.65            $16,537
   Rising Dividends................................        2,969,223          25.83             76,703
   Small Cap.......................................        1,648,148          22.82             37,613
   Equity Income...................................          128,090          21.47              2,751
   Hard Assets.....................................           54,852          17.37                955
   Real Estate.....................................           35,911          20.62                741
   All-Growth......................................           48,781          31.93              1,557
   Capital Appreciation............................          118,847          30.11              3,579
   Value Equity....................................           83,288          18.14              1,512
   Strategic Equity................................          259,811          21.92              5,696
   Growth Opportunities............................           21,289          11.44                243
   Developing World................................          414,703          11.61              4,815
   Mid-Cap Growth..................................        5,971,804          39.59            236,452
   Research........................................       13,175,523          28.04            369,426
   Total Return....................................       11,904,760          18.06            214,998
   Capital Growth..................................        6,297,934          21.06            132,629
   Growth..........................................        6,813,659          28.62            195,012
   Global Fixed Income.............................          767,498          11.79              9,051
   Limited Maturity Bond...........................        2,225,953          16.72             37,221
   Liquid Asset....................................        3,594,722          14.79             53,181
   PIMCO High Yield Bond...........................          429,523          10.24              4,398
   PIMCO StocksPLUS Growth and Income..............          621,031          13.13              8,154
   International Equity............................        3,737,373          15.57             58,172
   Smith Barney Large Cap Value....................        5,498,197          18.98            104,328
   Smith Barney International Equity...............        1,887,697          23.61             44,572
   Smith Barney High Income........................        1,532,714          13.74             21,057
   Smith Barney Money Market.......................        1,482,594          11.74             17,406
   Appreciation....................................        5,018,540          18.36             92,147
   Select High Growth..............................        3,133,145          15.47             48,465
   Select Growth...................................        5,002,402          14.21             71,104
   Select Balanced.................................        4,619,781          12.66             58,498
   Select Conservative.............................        1,212,873          11.89             14,426
   Select Income...................................          518,879          11.39              5,911
                                                       ----------------                  -------------------
   COMBINED........................................       91,993,480                        $1,949,310
                                                       ================                  ===================

                                                                 21

                                    PART C
                               OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS


The following audited financial statements of the Company prepared in accordance with statutory accounting practices for the years ended
December 31, 1999, 1998 and 1997 (as well as the auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements:

     1.  Report  of  Independent  Auditors

     2.  Balance Sheets - Statutory Basis - as of December 31, 1999 and 1998.

     3. Statements of Operations - Statutory Basis - for the years ended December 31, 1999, 1998, and 1997.

     4. Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 1999, 1998, and 1997.

     5. Statements of Cash Flows - Statutory Basis - for the years ended December 31, 1999, 1998, and 1997.

     6.  Notes to Financial  Statements.


Schedules  to  Financial  Statements  -  December 31, 1999:

     Schedule  I   -  Summary  of  Investments - Other  Than  Investments  in
                      Related  Parties
     Schedule  III -  Supplementary  Insurance  Information
     Schedule  IV  -  Reinsurance

All other schedules to the financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

The following financial statements of the Separate Account are included in Part B hereof:

Audited  Financial  Statements:

     1.  Statements of Net Assets December 31, 1999.

     2.  Statement of Operations for the year ended December 31, 1999.

     3.  Statements of Changes in Net Assets for the years ended
               December 31, 1999 and 1998.

     4.  Notes  to Financial Statements.

B.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.**

     2.  Not  Applicable.

     3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc.**

     4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract. *****

     5.  Application  Form. *****

     6.  (i)    Copy  of Restated Articles of Incorporation of the Company.*
         (ii)   Copy  of  the  Restated  Bylaws  of  the  Company.*

     7.  Not  Applicable.

     8. (i) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc.*
         (ii) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust.***
         (iii)Fund Participation Agreement between the Company and
              Smith Barney Concert Allocation Series Inc.  *****
         (iv) Fund Participation Agreement between the Company and PIMCO Variable Insurance Trust. *****
         (v)  Participation Agreement between Golden American and
              Prudential Series Fund, Inc.
         (vi) Participation Agreement between Golden American and
              ING Variable Insurance Trust

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consent of Ernst & Young LLP, Independent Auditors.

    11.    Not  Applicable.

    12. (i) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated September 15, 1994.**
        (ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.**
        (iii) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996.**
         (iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996.**

    13.    Performance Calculation Information
        (i) SEC Standard Total Return Calculations for Money Market SubAccounts****
        (ii)  Nonstandard Total Return Calculations****
        (iii) SEC Standard Total Return Calculations for Non Money Market SubAccounts and Yield Calculations for Money Market
              SubAccounts***

* Incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed electronically on February 9, 1996.

**Incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed electronically on March 29, 1996.

***Incorporated by reference to Registrant's Post-Effective Amendment No. 5 as filed electronically on January 31, 1997.

****Incorporated by reference to Registrant's Post-Effective Amendment No. 7 as filed electronically on May 6, 1997.

*****Incorporated by reference to Registrant's Post-Effective Amendment No. 10 as filed electronically on May 3, 1999.

ITEM  25.      DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Executive Officers and Directors of the Company:

Name and Principal                Position and Offices
Business Address                  with Depositor
------------------------          ----------------------------------------

Barnett Chernow                   Director, Chairman and President
1475 Dunwoody Drive
West Chester, PA 19380

James R. Mumford                  Director, General Counsel, Secretary,
909 Locust Street                 Assistant Treasurer
Des Moines, Iowa 50309

Michael W. Cunningham             Director
5780 Powers Ferry Road
Atlanta, GA 30327-4390

Phillip R. Lowery                 Director
5780 Powers Ferry Road
Atlanta, GA 30327-4390

Mark A. Tullis                    Director
5780 Powers Ferry Road
Atlanta, GA 30327-4390

Stephen J. Preston                Executive Vice President, Chief
1475 Dunwoody Drive               Actuary
West Chester, PA 19380

Thomas L. May                     Executive Vice President, Chief
909 Locust Street                 Marketing Officer
Des Moines, Iowa 50309

Michael R. McCoy                  Executive Vice President, Bank Marketing
909 Locust Street
Des Moines, Iowa 50309

Christopher R. Welp               Chief Operating Officer
909 Locust Street
Des Moines, Iowa 50309

Randy Von Fumetti                 Senior Vice President and
909 Locust Street                 Chief Financial Officer
Des Moines, Iowa 50309

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of December 31, 1999, are included in this registration statement as Exhibit 16.


ITEM  27.    NUMBER OF CONTRACT OWNERS

There are 20,906 qualified contract owners and 23,735 non-qualified contract owners as of March 31, 2000.

ITEM  28.    INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section 1. In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section 2. A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section
490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The  Restated  Bylaws  of  the  Company  (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

     (a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the
Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by Equitable Life Insurance Company of Iowa. DSI is also the principal underwriter for Golden American Life Insurance Company Separate Account A and Separate Account B, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American Life Insurance Company and The
GCG Trust.

(b) Directed Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of Directed Services, Inc. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

R. Lawrence Roth               Director
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH 44236

Stephen J. Preston             Senior Vice President

Susan K. Wheat                 Treasurer
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA 50309

David L. Jacobson              Senior Vice President

(c)
                     1999 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI        $ 11,094,846          $0            $0              $0



ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Equitable Life Insurance Company of Iowa, under agreement with Golden American Life Insurance Company, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder at 909 Locust Street, Des Moines, Iowa 50309 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 25th day of April, 2000.

                                   EQUITABLE  LIFE  INSURANCE  COMPANY OF IOWA
                                   SEPARATE  ACCOUNT  A
                                   Registrant

                               By:  EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA


                               By:
                                   ___________________________________________
                                   Barnett Chernow, President*


                               By: EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA
                                   Depositor


                               By:
                                   ___________________________________________
                                   Barnett Chernow, President*


 By: /s/ Marilyn Talman
     -----------------------
     Marilyn Talman, Attorney-in-Fact
_______________________
* Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title
---------                         -----

----------------------------
Barnett Chernow*                  Director, Chairman and President


----------------------------
Michael W. Cunningham*            Director


----------------------------
Phillip R. Lowery*                Director


----------------------------
Mark A. Tullis*                   Director


----------------------------
James R. Mumford*                 Director, General Counsel, Secretary,
                                   and Assistant Treasurer

----------------------------
Randy Von Fumetti*                Senior Vice President and
                                   Chief Financial Officer



                        *By:   /s/Marilyn Talman
                               --------------------------------
                               Marilyn Talman, Attorney-in-Fact
_______________________
* Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 11


                                      TO

                                   FORM N-4

                                      FOR

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA




                               INDEX TO EXHIBITS

EXHIBIT                                                                PAGE
-------                                                                ----

8(v)      Participation Agreement between GALIC and
           Prudential Series Fund, Inc.                              EX-99.B8V

8(vi)     Participation Agreement between GALIC and
           ING Variable Insurance Trust                              EX-99.B8VI

9         Opinion  and  Consent  of  Counsel                         EX-99.B9

10        Consent of Ernst & Young LLP, Independent Auditors         EX-99.B10

15        Powers of Attorney                                         EX-99.B15

16        Subsidiaries of ING Groep N.V.                             EX-99.B16